UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2018

Date of reporting period: November 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

NOV    11.30.17

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND II

+	AB ARIZONA PORTFOLIO
+	AB MASSACHUSETTS PORTFOLIO
+	AB MINNESOTA PORTFOLIO
+	AB NEW JERSEY PORTFOLIO
+	AB OHIO PORTFOLIO
+	AB PENNSYLVANIA PORTFOLIO
+	AB VIRGINIA PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND II | 1

SEMI-ANNUAL REPORT

January 12, 2018

This report provides management’s discussion of fund performance for AB Municipal Income Fund II: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio for the semi-annual reporting period ended November 30, 2017.

The investment objective of the Portfolios is to earn the highest level of current income, exempt from both federal income tax and state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk.

NAV RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	6 Months	12 Months
AB ARIZONA PORTFOLIO
Class A Shares	0.66%	4.95%
Class B Shares[1]	0.37%	4.26%
Class C Shares	0.37%	4.26%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

	6 Months	12 Months
AB MASSACHUSETTS PORTFOLIO
Class A Shares	0.54%	4.30%
Class B Shares[1]	0.16%	3.54%
Class C Shares	0.16%	3.53%
Advisor Class Shares[2]	0.67%	4.58%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

	6 Months	12 Months
AB MINNESOTA PORTFOLIO
Class A Shares	0.43%	4.33%
Class B Shares[1]	0.05%	3.44%
Class C Shares	0.06%	3.54%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	6 Months	12 Months
AB NEW JERSEY PORTFOLIO
Class A Shares	1.30%	6.27%
Class B Shares[1]	0.92%	5.52%
Class C Shares	0.81%	5.36%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

	6 Months	12 Months
AB OHIO PORTFOLIO
Class A Shares	0.37%	5.01%
Class B Shares[1]	0.00%	4.25%
Class C Shares	0.00%	4.12%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

	6 Months	12 Months
AB PENNSYLVANIA PORTFOLIO
Class A Shares	0.50%	4.87%
Class B Shares[1]	0.22%	4.19%
Class C Shares	0.12%	4.18%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

	6 Months	12 Months
AB VIRGINIA PORTFOLIO
Class A Shares	0.58%	4.76%
Class B Shares[1]	0.30%	4.08%
Class C Shares	0.21%	3.99%
Advisor Class Shares[2]	0.80%	5.13%
Bloomberg Barclays Municipal Bond Index	0.40%	5.58%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2017. All performance comparisons are before sales charges.

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Arizona Portfolio: For the six-month period, all share classes except Class A underperformed the benchmark; all share classes underperformed for the 12-month period.

For both periods, an underweight to the tax-supported state lease sector, an overweight to, and security selection within, the special tax sector detracted relative to the benchmark. Yield-curve positioning contributed for both periods, driven by an overweight to intermediate duration municipals. For the six-month period, security selection within the tax-supported state lease sector detracted, while selections in the public higher education and not-for-profit health care sectors contributed, as did an overweight to senior living sector. For the 12-month period, an overweight to the primary/secondary education sector contributed. Security selection within the primary/secondary education sectors detracted, while selections in the pre-refunded and public higher education sectors contributed.

Massachusetts Portfolio: Class A and Advisor Class shares outperformed the benchmark for the six-month period, while Class B and Class C shares underperformed; all share classes underperformed for the 12-month period.

For both periods, an overweight to the pre-refunded sector detracted relative to the benchmark. For the six-month period, yield-curve positioning detracted from returns, driven by an overweight to three- to four-year duration municipals. An underweight to the tax-supported state lease sector also detracted. Security selection within the private higher education, miscellaneous revenue and state general obligation (“GO”) sectors contributed. For the 12-month period, security selection within the toll road/transit and pre-refunded sectors detracted. An underweight to the state GO sector and an overweight to the private higher education sector contributed. Yield-curve positioning also contributed to returns, due to an overweight to intermediate duration municipals.

Minnesota Portfolio: For the six-month period, all share classes except Class A underperformed the benchmark; all share classes of the Portfolio underperformed for the 12-month period.

For both periods, an overweight to the pre-refunded sector detracted relative to the benchmark. For the six-month period, yield-curve positioning detracted, driven by an overweight to five- to six-year duration municipals. An underweight to the toll road/transit sectors also detracted. Security selection within the pre-refunded, electric utility and tax-supported local lease sectors contributed. For the 12-month period, an overweight to the electric utility sector detracted while an underweight to the state GO sector and an overweight to the not-for-profit health care sector contributed. Security selection within the tax-supported state lease and local GO sectors detracted, while security selection within the pre-refunded sector contributed. Yield-curve positioning also contributed during the period.

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New Jersey Portfolio: All share classes of the Portfolio outperformed the benchmark for the six-month period; except for Class A shares, all share classes underperformed for the 12-month period.

For both periods, yield-curve positioning contributed relative to the benchmark; security selection within the tax-supported local lease sector contributed, while overweights to the pre-refunded and miscellaneous revenue sectors detracted. For the six-month period, security selection within the miscellaneous revenue and tax-supported state lease sectors contributed, while selections in the water & sewer and airport/ports sectors detracted. For the 12-month period, an overweight to insured municipals detracted. Security selection within the pre-refunded sector contributed.

Ohio Portfolio: All share classes of the Portfolio underperformed the benchmark for both periods.

For both periods, an underweight to the tax-supported state lease and airport/ports sectors detracted relative to the benchmark, while security selection in the pre-refunded sector contributed. For the six-month period, yield-curve positioning detracted from returns. An overweight to senior living and an underweight to the state GO sectors contributed. Security selection within the tax-supported state lease sector detracted, while selections in the not-for-profit health care sector contributed. For the 12-month period, security selection in the local GO sector detracted, while selections within the tobacco securitization sector contributed. Yield-curve positioning contributed as well.

Pennsylvania Portfolio: Except for Class A shares, all share classes of the Portfolio underperformed the benchmark for the six-month period; all share classes of the Portfolio underperformed for the 12-month period.

For both periods, an underweight to the tax-supported state lease sector detracted relative to the benchmark, while yield-curve positioning contributed. For the six-month period, overweights to the pre-refunded sector and insured municipals detracted. Security selection within the water & sewer and miscellaneous revenue sectors contributed. For the 12-month period, an underweight to the airport/ports sector detracted. Security selection within the toll road/transit sector detracted, while selections in the pre-refunded and not-for-profit health care sectors contributed.

Virginia Portfolio: Class A and Advisor Class shares outperformed the benchmark for the six-month period, while Class B and Class C shares underperformed; all share classes of the Portfolio underperformed for the 12-month period.

For both periods, an overweight to the pre-refunded sector, an underweight to the tax-supported state lease sector and security selection within the local GO sector detracted relative to the benchmark. For the six-month

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period, yield-curve positioning was neutral. Security selection within the toll road/transit, special tax and senior living sectors contributed. For the 12-month period, security selection within the tobacco securitization and multi-family housing sectors contributed. Yield-curve positioning contributed, driven by an overweight to intermediate duration municipals.

All Portfolios used derivatives in the form of interest rate swaps for hedging purposes, which had an immaterial impact on absolute performance for the six-month period and detracted for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

Both equities and corporate bonds delivered strong returns over the six-month period, consistent with a positive economic backdrop. Economic growth in major developed and emerging markets continued to grow at a decent clip while inflation remained moderate. In the municipal market, bond prices were supported by strong technicals, as supply remained low and an historic number of bonds matured or were called by issuers. Municipals delivered positive absolute returns. As demand for income, along with limited supply, helped mid-grade and high-yield municipals rally strongly.

The US Federal Reserve (the “Fed”) has raised its target for the Federal Funds rate by 75 basis points since the beginning of 2017. With the Fed on a path of normalizing interest rates and inflation at bay, both Treasury and AAA-rated municipal yield curves flattened over the period.

At the end of the reporting period, municipal investors were focused on the specter of tax reform and how it could potentially impact the after-tax relative attractiveness of municipal bonds. Ultimately, the final legislation included reductions for individuals, but the largest reductions were for corporations. The relatively slight lowering of individual tax rates is not expected to significantly reduce demand from individual investors for municipal bonds. Whether corporate demand for municipals, primarily insurance companies and banks, will be reduced depends on the after-tax yield and the potential tax consequences of selling municipal bonds they currently hold, to purchase other bonds that offer more attractive after-tax yields. With the after-tax yield advantage for municipal bonds already low by historical standards, the Portfolios are underweight to the longest-maturity bonds, potentially reducing exposure to a rise in yields, which could result from reduced investor demand for certain municipal bonds.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of

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the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]
Arizona	17.48%	1.81%
Massachusetts	4.25%	0.00%
Minnesota	1.46%	0.00%
New Jersey	24.12%	9.23%
Ohio	1.33%	0.00%
Pennsylvania	10.43%	0.00%
Virginia	1.95%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. Each of the Portfolios invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax.

The Portfolios may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, recent tax law changes could have a material impact on the value of municipal securities. Changes in tax rates or the treatment of

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DISCLOSURES AND RISKS (continued)

income from municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal income and state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. Recent federal legislation included reductions in tax rates for individuals, with relatively larger reductions in tax rates for corporations. These tax rate reductions may reduce the demand for municipal bonds which could reduce the value of municipal bonds held by the Portfolios.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolios may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have

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DISCLOSURES AND RISKS (continued)

more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of the Portfolios’ shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the

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DISCLOSURES AND RISKS (continued)

performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3.00% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB ARIZONA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.82%	2.93%
1 Year	4.95%	1.77%
5 Years	2.49%	1.87%
10 Years	3.97%	3.65%
CLASS B SHARES			0.92%	1.48%
1 Year	4.26%	1.26%
5 Years	1.77%	1.77%
10 Years[3]	3.54%	3.54%
CLASS C SHARES			1.13%	1.82%
1 Year	4.26%	3.26%
5 Years	1.77%	1.77%
10 Years	3.25%	3.25%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.97%, 1.73% and 1.72% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.78%, 1.53% and 1.53% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

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HISTORICAL PERFORMANCE (continued)

AB ARIZONA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	1.85%
5 Years	2.28%
10 Years	3.74%
CLASS B SHARES
1 Year	1.33%
5 Years	2.17%
10 Years[1]	3.63%
CLASS C SHARES
1 Year	3.32%
5 Years	2.17%
10 Years	3.33%

1	Assumes conversion of Class B shares into Class A shares after six years.

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HISTORICAL PERFORMANCE

AB MASSACHUSETTS PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.48%	2.40%
1 Year	4.30%	1.21%
5 Years	1.87%	1.26%
10 Years	3.97%	3.65%
CLASS B SHARES			0.75%	1.22%
1 Year	3.54%	0.54%
5 Years	1.14%	1.14%
10 Years[3]	3.55%	3.55%
CLASS C SHARES			0.77%	1.25%
1 Year	3.53%	2.53%
5 Years	1.14%	1.14%
10 Years	3.24%	3.24%
ADVISOR CLASS SHARES[4]			1.78%	2.89%
1 Year	4.58%	4.58%
Since Inception[5]	0.14%	0.14%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.88%, 1.63%, 1.63% and 0.65% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.77%, 1.52%, 1.52% and 0.52% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

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HISTORICAL PERFORMANCE (continued)

AB MASSACHUSETTS PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	1.39%
5 Years	1.67%
10 Years	3.73%
CLASS B SHARES
1 Year	0.72%
5 Years	1.56%
10 Years[1]	3.62%
CLASS C SHARES
1 Year	2.71%
5 Years	1.56%
10 Years	3.32%
ADVISOR CLASS SHARES[2]
1 Year	4.75%
Since Inception[3]	0.70%

1	Assumes conversion of Class B shares into Class A shares after six years.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 15

HISTORICAL PERFORMANCE

AB MINNESOTA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.23%	2.10%
1 Year	4.33%	1.22%
5 Years	2.14%	1.53%
10 Years	3.63%	3.32%
CLASS B SHARES			0.43%	0.73%
1 Year	3.44%	0.44%
5 Years	1.40%	1.40%
10 Years[3]	3.20%	3.20%
CLASS C SHARES			0.51%	0.87%
1 Year	3.54%	2.54%
5 Years	1.40%	1.40%
10 Years	2.89%	2.89%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.11%, 1.92% and 1.85% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios inclusive of interest expense to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

16 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MINNESOTA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	1.36%
5 Years	1.85%
10 Years	3.38%
CLASS B SHARES
1 Year	0.67%
5 Years	1.75%
10 Years[1]	3.26%
CLASS C SHARES
1 Year	2.67%
5 Years	1.72%
10 Years	2.96%

1	Assumes conversion of Class B shares into Class A shares after six years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 17

HISTORICAL PERFORMANCE

AB NEW JERSEY PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.44%	2.43%
1 Year	6.27%	3.12%
5 Years	2.34%	1.72%
10 Years	3.88%	3.57%
CLASS B SHARES			0.73%	1.23%
1 Year	5.52%	2.52%
5 Years	1.59%	1.59%
10 Years[3]	3.45%	3.45%
CLASS C SHARES			0.73%	1.23%
1 Year	5.36%	4.36%
5 Years	1.58%	1.58%
10 Years	3.14%	3.14%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.01%, 1.76% and 1.76% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.82%, 1.57% and 1.57% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

18 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NEW JERSEY PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	3.30%
5 Years	2.13%
10 Years	3.64%
CLASS B SHARES
1 Year	2.69%
5 Years	2.01%
10 Years[1]	3.53%
CLASS C SHARES
1 Year	4.54%
5 Years	1.99%
10 Years	3.22%

1	Assumes conversion of Class B shares into Class A shares after six years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 19

HISTORICAL PERFORMANCE

AB OHIO PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.29%	2.10%
1 Year	5.01%	1.87%
5 Years	1.78%	1.16%
10 Years	3.48%	3.16%
CLASS B SHARES			0.53%	0.86%
1 Year	4.25%	1.25%
5 Years	1.05%	1.05%
10 Years[3]	3.05%	3.05%
CLASS C SHARES			0.58%	0.94%
1 Year	4.12%	3.12%
5 Years	1.02%	1.02%
10 Years	2.75%	2.75%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.03%, 1.85% and 1.78% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55% and 1.55% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

20 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB OHIO PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	1.78%
5 Years	1.54%
10 Years	3.24%
CLASS B SHARES
1 Year	1.23%
5 Years	1.43%
10 Years[1]	3.12%
CLASS C SHARES
1 Year	3.21%
5 Years	1.43%
10 Years	2.83%

1	Assumes conversion of Class B shares into Class A shares after six years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 21

HISTORICAL PERFORMANCE

AB PENNSYLVANIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.41%	2.24%
1 Year	4.87%	1.69%
5 Years	2.15%	1.53%
10 Years	3.74%	3.43%
CLASS B SHARES			0.63%	1.00%
1 Year	4.19%	1.19%
5 Years	1.43%	1.43%
10 Years[3]	3.30%	3.30%
CLASS C SHARES			0.70%	1.11%
1 Year	4.18%	3.18%
5 Years	1.43%	1.43%
10 Years	3.01%	3.01%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 1.05%, 1.79% and 1.79% for Class A, Class B and Class C shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.85%, 1.60% and 1.60% for Class A, Class B and Class C shares, respectively. These waivers/reimbursements may not be terminated before September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

22 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB PENNSYLVANIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	2.09%
5 Years	2.04%
10 Years	3.54%
CLASS B SHARES
1 Year	1.58%
5 Years	1.93%
10 Years[1]	3.43%
CLASS C SHARES
1 Year	3.57%
5 Years	1.93%
10 Years	3.13%

1	Assumes conversion of Class B shares into Class A shares after six years.

abfunds.com	AB MUNICIPAL INCOME FUND II | 23

HISTORICAL PERFORMANCE

AB VIRGINIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			1.70%	2.77%
1 Year	4.76%	1.59%
5 Years	2.03%	1.41%
10 Years	4.09%	3.77%
CLASS B SHARES			0.94%	1.53%
1 Year	4.08%	1.08%
5 Years	1.32%	1.32%
10 Years[3]	3.66%	3.66%
CLASS C SHARES			1.00%	1.63%
1 Year	3.99%	2.99%
5 Years	1.30%	1.30%
10 Years	3.36%	3.36%
ADVISOR CLASS SHARES[4]			2.00%	3.26%
1 Year	5.13%	5.13%
Since Inception[5]	0.70%	0.70%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.88%, 1.64%, 1.63% and 0.66% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Portfolio’s annual operating expense ratios to 0.80%, 1.55%, 1.55% and 0.55% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before September 29, 2018 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2017.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4	This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 7/25/2016.

24 | AB MUNICIPAL INCOME FUND II	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB VIRGINIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	1.84%
5 Years	1.91%
10 Years	3.86%
CLASS B SHARES
1 Year	1.32%
5 Years	1.82%
10 Years[1]	3.75%
CLASS C SHARES
1 Year	3.33%
5 Years	1.83%
10 Years	3.46%
ADVISOR CLASS SHARES[2]
1 Year	5.37%
Since Inception[3]	1.28%

1	Assumes conversion of Class B shares into Class A shares after six years.

2	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 7/25/2016.

abfunds.com	AB MUNICIPAL INCOME FUND II | 25

FUND EXPENSES

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26 | AB MUNICIPAL INCOME FUND II	abfunds.com

FUND EXPENSES (continued)

(unaudited)

AB Arizona Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,006.60	$3.92	0.78%
Hypothetical**	$1,000	$1,021.16	$3.95	0.78%
Class B
Actual	$1,000	$1,003.70	$7.69	1.53%
Hypothetical**	$1,000	$1,017.40	$7.74	1.53%
Class C
Actual	$1,000	$1,003.70	$7.69	1.53%
Hypothetical**	$1,000	$1,017.40	$7.74	1.53%

AB Massachusetts Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,005.40	$3.87	0.77%
Hypothetical**	$1,000	$1,021.21	$3.90	0.77%
Class B
Actual	$1,000	$1,001.60	$7.63	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Class C
Actual	$1,000	$1,001.60	$7.63	1.52%
Hypothetical**	$1,000	$1,017.45	$7.69	1.52%
Advisor Class
Actual	$1,000	$1,006.70	$2.62	0.52%
Hypothetical**	$1,000	$1,022.46	$2.64	0.52%

AB Minnesota Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,004.30	$4.27	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000	$1,000.50	$8.02	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000	$1,000.60	$8.02	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

abfunds.com	AB MUNICIPAL INCOME FUND II | 27

FUND EXPENSES (continued)

(unaudited)

AB New Jersey Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.00	$4.14	0.82%
Hypothetical**	$1,000	$1,020.96	$4.15	0.82%
Class B
Actual	$1,000	$1,009.20	$7.91	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%
Class C
Actual	$1,000	$1,008.10	$7.90	1.57%
Hypothetical**	$1,000	$1,017.20	$7.94	1.57%

AB Ohio Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,003.70	$4.02	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class B
Actual	$1,000	$1,000.00	$7.77	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Class C
Actual	$1,000	$1,000.00	$7.77	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%

AB Pennsylvania Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,005.00	$4.27	0.85%
Hypothetical**	$1,000	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000	$1,002.20	$8.03	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000	$1,001.20	$8.03	1.60%
Hypothetical**	$1,000	$1,017.05	$8.09	1.60%

28 | AB MUNICIPAL INCOME FUND II	abfunds.com

FUND EXPENSES (continued)

(unaudited)

AB Virginia Portfolio

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,005.80	$4.02	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class B
Actual	$1,000	$1,003.00	$7.78	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Class C
Actual	$1,000	$1,002.10	$7.78	1.55%
Hypothetical**	$1,000	$1,017.30	$7.84	1.55%
Advisor Class
Actual	$1,000	$1,008.00	$2.77	0.55%
Hypothetical**	$1,000	$1,022.31	$2.79	0.55%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND II | 29

BOND RATING SUMMARY1

November 30, 2017 (unaudited)

1	All data are as of November 30, 2017. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

30 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1

November 30, 2017 (unaudited)

1	All data are as of November 30, 2017. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 31

BOND RATING SUMMARY1

November 30, 2017 (unaudited)

1	All data are as of November 30, 2017. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

32 | AB MUNICIPAL INCOME FUND II	abfunds.com

BOND RATING SUMMARY1

November 30, 2017 (unaudited)

1	All data are as of November 30, 2017. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND II | 33

PORTFOLIO OF INVESTMENTS

AB ARIZONA PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.1%
Long-Term Municipal Bonds – 99.1%
Arizona – 82.8%
Arizona Department of Transportation State Highway Fund Revenue Series 2013A 5.00%, 7/01/37	$3,000	$3,349,800
Arizona Department of Transportation State Highway Fund Revenue (Arizona Department of Transportation State Highway Fund Revenue) Series 2011A 5.25%, 7/01/29 (Pre-refunded/ETM)	1,500	1,683,915
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 7/01/26	1,000	1,002,710
Arizona Health Facilities Authority (Beatitudes Campus (The)) Series 2007 5.20%, 10/01/37(a)	1,000	999,970
Arizona Health Facilities Authority (Dignity Health Obligated Group) Series 2009D 5.00%, 7/01/28	1,000	1,043,140
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/34	3,000	3,441,060
Arizona State University Series 2014 5.00%, 8/01/33	2,050	2,331,486
City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 7/01/28	2,000	2,268,540
City of Mesa AZ (City of Mesa AZ Excise Tax) Series 2013 5.00%, 7/01/32	5,000	5,564,600
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 7/01/32	1,000	1,084,550

34 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Phoenix Civic Improvement Corp. Series 2017A 5.00%, 7/01/33	$750	$878,790
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement – Airport) Series 2010A 5.00%, 7/01/31	2,000	2,178,800
City of Show Low AZ ACA Series 2000 6.00%, 1/01/18(a)	105	105,085
City of Tempe AZ (City of Tempe AZ Excise Tax) Series 2016 5.00%, 7/01/30	520	616,678
City of Tucson AZ Water System Revenue (City of Tucson AZ Water System Revenue) Series 2012 5.00%, 7/01/28 (Pre-refunded/ETM)	500	570,430
City of Tucson AZ Water System Revenue (City of Tucson AZ Water System Revenue) Series 2012 5.00%, 7/01/29 (Pre-refunded/ETM)	1,860	2,122,000
County of Pima AZ Sewer System Revenue (County of Pima AZ Sewer System Revenue) Series 2011B 5.00%, 7/01/26 (Pre-refunded/ETM)	1,000	1,113,980
AGM Series 2010 5.00%, 7/01/25 (Pre-refunded/ETM)	2,000	2,168,740
County of Pinal AZ Series 2014 5.00%, 8/01/32	4,540	5,193,124
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village) Series 2002 7.375%, 7/01/27(a)	721	722,867
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Golf Village) Series 2001A 7.875%, 7/01/25(a)	1,192	1,194,003
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group) Series 2016 5.00%, 11/15/36(a)	600	587,754

abfunds.com	AB MUNICIPAL INCOME FUND II | 35

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 5/15/39	$1,000	$1,108,010
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012C 5.00%, 7/01/38	2,500	2,738,625
Industrial Development Authority of the City of Phoenix (The) Series 2012 6.00%, 7/01/32 (Pre-refunded/ETM)	250	286,660
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC) Series 2016A 5.125%, 7/01/36(a)	1,000	996,990
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/32	2,500	2,754,550
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016A 5.00%, 1/01/33-1/01/35	3,400	3,957,566
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017A 5.00%, 7/01/37	750	861,233
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 7/01/36-7/01/47	2,450	2,604,064
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 7/01/37	2,500	2,898,050
Northern Arizona University BAM Series 2015 5.00%, 6/01/34	1,000	1,149,200

36 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pima County Regional Transportation Authority Series 2011 5.00%, 6/01/26 (Pre-refunded/ETM)	$3,000	$3,324,540
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC) ACA Series 2006A 5.25%, 10/01/22	1,400	1,401,050
Salt River Project Agricultural Improvement & Power District 5.00%, 1/01/33	1,100	1,329,405
Series 2012A 5.00%, 12/01/29	1,500	1,695,840
Series 2015A 5.00%, 12/01/35	2,000	2,327,780
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	1,000	1,217,640
5.25%, 12/01/22-12/01/23	1,165	1,341,157
State of Arizona Lottery Revenue AGM Series 2010A 5.00%, 7/01/28	6,000	6,381,660
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.) BAM Series 2014 5.00%, 6/01/44	1,200	1,333,140
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 7/01/35	3,450	3,894,429
Tucson Airport Authority, Inc. AMBAC Series 2001 5.35%, 6/01/31	6,475	6,493,713
Tucson Industrial Development Authority (University of Arizona) AMBAC Series 2002A 5.00%, 7/15/32(a)	985	986,349
University of Arizona Series 2014 5.00%, 8/01/33	3,765	4,281,972
Western Maricopa Education Center District No 402 Series 2014B 4.50%, 7/01/33-7/01/34	3,940	4,332,743

		99,918,388

abfunds.com	AB MUNICIPAL INCOME FUND II | 37

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 9/01/36	$520	$572,151

Florida – 2.7%
City of Orlando FL Series 2014A 5.25%, 11/01/33 (Pre-refunded/ETM)	1,820	2,189,861
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 6/01/35	1,000	1,110,620

		3,300,481

Illinois – 2.1%
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	2,360	2,503,040

Kentucky – 0.9%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.25%, 6/01/41	1,000	1,112,940

Louisiana – 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45(a)	500	557,200

Massachusetts – 0.7%
Commonwealth of Massachusetts NATL Series 2000F 1.725%, 12/01/30(b)	700	665,091
NATL Series 2000G 1.725%, 12/01/30(b)	225	213,779

		878,870

Minnesota – 1.1%
Western Minnesota Municipal Power Agency Series 2015A 5.00%, 1/01/34	1,130	1,303,240

38 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 0.7%
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)(a)	$120	$133,589
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	700	768,642

		902,231

North Carolina – 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37(a)	600	627,198
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35(a)	500	525,615

		1,152,813

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	320	316,102

Puerto Rico – 1.5%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	1,855	1,855,000

Texas – 3.3%
North Texas Tollway Authority Series 2015A 5.00%, 1/01/34	1,000	1,127,980
Series 2015B 5.00%, 1/01/34	1,300	1,484,171
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	840	944,546

abfunds.com	AB MUNICIPAL INCOME FUND II | 39

PORTFOLIO OF INVESTMENTS (continued)

AB ARIZONA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	$420	$462,038

		4,018,735

Washington – 1.0%
Port of Seattle WA Series 2015A 5.00%, 4/01/40	1,000	1,145,800

Total Investments – 99.1% (cost $115,137,108)		119,536,991
Other assets less liabilities – 0.9%		1,093,315

Net Assets – 100.0%		$120,630,306

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	3,200	12/29/21	3 Month LIBOR	1.989%	Quarterly/ Semi-Annual	$(22,846)
USD	1,300	11/13/37	3 Month LIBOR	2.602%	Quarterly/ Semi-Annual	(14,268)

						$(37,114)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of these securities amounted to $878,870 or 0.73% of net assets.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.5% and 1.8%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CFD – Community Facilities District

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

40 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MASSACHUSETTS PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.9%
Long-Term Municipal Bonds – 98.9%
Massachusetts – 83.2%
Boston Water & Sewer Commission Series 2010A 5.00%, 11/01/30 (Pre-refunded/ETM)	$1,000	$1,063,640
Commonwealth of Massachusetts Series 2015A 5.00%, 7/01/35	10,000	11,745,500
NATL Series 2000E 1.68%, 12/01/30(a)	2,825	2,684,117
NATL Series 2000F 1.725%, 12/01/30(a)	1,225	1,163,909
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax) Series 2013 5.00%, 6/01/31 (Pre-refunded/ETM)	2,500	2,774,925
AGM Series 2005A 3.30% (CPIYOYX + 1.67%), 6/01/20(b)	2,000	2,049,280
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 5/01/31-5/01/32	2,830	3,274,678
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2010B 5.00%, 7/01/28-7/01/29	1,670	1,804,493
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2009 5.00%, 8/01/25	3,000	3,165,180
Massachusetts Department of Transportation Series 2010B 5.00%, 1/01/26	6,900	7,360,782
Massachusetts Development Finance Agency Series 2009A 6.00%, 7/01/24 (Pre-refunded/ETM)(c)	1,285	1,372,778
Series 2009V-1 5.00%, 10/01/29 (Pre-refunded/ETM)	3,300	3,500,937
Series 2011 5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	7,797,860
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014N 5.00%, 7/01/44	7,000	7,721,070

abfunds.com	AB MUNICIPAL INCOME FUND II | 41

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Bentley University) Series 2010 5.00%, 7/01/28	$4,500	$4,841,820
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012G 5.00%, 10/01/30-10/01/31	3,970	4,378,532
Massachusetts Development Finance Agency (Boston College) Series 2010R-1 5.00%, 7/01/31	3,250	3,499,405
Series 2017T 5.00%, 7/01/37	1,000	1,171,720
Massachusetts Development Finance Agency (Boston Medical Center Corp.) Series 2015D 5.00%, 7/01/44	3,755	4,129,486
Massachusetts Development Finance Agency (Brandeis University) Series 2008N 5.00%, 10/01/26-10/01/27	3,300	3,394,957
Series 2010O-2 5.00%, 10/01/28	3,500	3,713,115
Massachusetts Development Finance Agency (Broad Institute, Inc. (The)) 5.00%, 4/01/34-4/01/35	5,980	7,103,370
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The)) Series 2014P 5.00%, 10/01/34	1,055	1,218,388
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 1/01/34-1/01/36	2,435	2,782,694
5.25%, 1/01/42	1,000	1,150,130
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/31	2,000	2,303,020
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013E 5.00%, 11/01/38	5,000	5,715,000

42 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) 5.00%, 7/01/37	$1,150	$1,238,803
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 7/01/39	2,055	2,358,647
Massachusetts Development Finance Agency (MCPHS University) Series 2013F 4.00%, 7/01/32	1,000	1,050,970
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.00%, 7/01/27-7/01/32	3,980	4,350,471
5.25%, 7/01/42	1,330	1,438,674
Massachusetts Development Finance Agency (South Shore Hospital, Inc.) Series 2016I 4.00%, 7/01/36	2,000	2,027,480
5.00%, 7/01/32	1,600	1,824,752
Massachusetts Development Finance Agency (Sterling and Francine Clark Art Institute) Series 2016 5.00%, 7/01/31	2,990	3,569,372
Massachusetts Development Finance Agency (Suffolk University) Series 2009A 6.00%, 7/01/24	715	764,078
Series 2017 5.00%, 7/01/33	1,250	1,436,500
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The)) Series 2010 5.00%, 10/01/30	5,000	5,450,200
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 7/01/36	1,500	1,673,640
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2016 5.00%, 1/01/36	2,345	2,693,420

abfunds.com	AB MUNICIPAL INCOME FUND II | 43

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research) Series 2011 5.00%, 6/01/26	$1,460	$1,613,242
Series 2011A 5.00%, 6/01/27-6/01/28	3,225	3,560,613
Massachusetts Health & Educational Facilities Authority Series 2010B 5.00%, 7/01/30 (Pre-refunded/ETM)	3,860	4,185,668
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.) Series 2007A 5.00%, 10/01/32	210	210,617
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group) Series 2010C 5.375%, 7/01/35	1,005	1,059,863
Massachusetts Health & Educational Facilities Authority (Northeastern University) Series 2010A 5.00%, 10/01/28-10/01/29	7,025	7,597,127
Massachusetts Health & Educational Facilities Authority (Winchester Hospital) Series 2010 5.25%, 7/01/38	2,500	2,684,925
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution) Series 2008B 5.25%, 6/01/26	1,905	1,942,509
5.375%, 6/01/27	3,060	3,122,424
Massachusetts Port Authority Series 2010B 5.00%, 7/01/34	2,750	2,963,207
Series 2012B 5.00%, 7/01/32	1,430	1,613,970
Series 2017A 5.00%, 7/01/35-7/01/37	2,600	3,009,560

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2011B 5.00%, 10/15/32	$3,720	$4,150,516
Series 2013A 5.00%, 5/15/32	2,500	2,850,575
Series 2015B 5.00%, 1/15/30	3,770	4,434,387
Massachusetts Water Resources Authority Series 2011B 5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,702,129
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,228,560
Series 2016C 5.00%, 8/01/33	8,500	10,144,920
Metropolitan Boston Transit Parking Corp. Series 2011 5.00%, 7/01/27	6,000	6,642,060
University of Massachusetts Building Authority (University of Massachusetts Boston) Series 20141 5.00%, 11/01/44	2,000	2,284,020
Series 20173 5.00%, 11/01/34	2,500	2,980,125

		204,738,810

Arizona – 2.1%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	4,065	4,406,419
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	660	803,643

		5,210,062

California – 0.2%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	360	370,480

Colorado – 0.4%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/32	1,000	1,083,460

abfunds.com	AB MUNICIPAL INCOME FUND II | 45

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Connecticut – 0.5%
State of Connecticut Series 2015F 5.00%, 11/15/32	$1,000	$1,128,400

Florida – 1.4%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/27	3,000	3,494,400

Guam – 0.5%
Guam Government Waterworks Authority 5.00%, 7/01/33(d)	1,000	1,119,370

Illinois – 1.8%
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.00%, 5/15/37	1,050	1,088,262
Illinois State Toll Highway Authority Series 2016A 5.00%, 12/01/32	2,475	2,856,373
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.25%, 1/01/24(c)	410	407,019

		4,351,654

Kentucky – 0.4%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway) Series 2015A 5.00%, 7/01/40	1,000	1,084,840

Michigan – 0.7%
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,605	1,710,095

New Jersey – 0.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/29	1,170	1,303,017

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PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 2.3%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28 (Pre-refunded/ETM)	$5,065	$5,698,378

North Carolina – 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37(c)	1,000	1,045,330
North Carolina Turnpike Authority Series 2017 5.00%, 1/01/32	1,000	1,157,840

		2,203,170

Ohio – 0.7%
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2016 5.00%, 1/01/36	1,100	1,183,886
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	600	592,692

		1,776,578

Pennsylvania – 1.0%
City of Philadelphia PA AGM Series 2017A 5.00%, 8/01/33	1,000	1,164,760
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34	1,140	1,277,324

		2,442,084

Puerto Rico – 0.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	695	728,277

abfunds.com	AB MUNICIPAL INCOME FUND II | 47

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas – 1.2%
North Texas Tollway Authority Series 2015A 5.00%, 1/01/34	$1,000	$1,127,980
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	1,090	1,225,662
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	545	599,549

		2,953,191

Wisconsin – 0.8%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(e)	750	799,395
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016B 5.00%, 12/01/25(e)	1,000	1,129,050

		1,928,445

Total Municipal Obligations (cost $232,443,744)		243,324,711

	Shares
SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.91%(f)(g)(h) (cost $208,709)	208,709	208,709

Total Investments – 99.0% (cost $232,652,453)		243,533,420
Other assets less liabilities – 1.0%		2,399,270

Net Assets – 100.0%		$245,932,690

48 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MASSACHUSETTS PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	11,000	10/29/21	3 Month LIBOR	2.022%	Quarterly/ Semi-Annual	$(45,468)
USD	1,910	9/21/37	3 Month LIBOR	2.549%	Quarterly/ Semi-Annual	(35,333)

						$(80,801)

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA*	3.792%	Quarterly/ Quarterly	$60,668

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of these securities amounted to $3,848,026 or 1.56% of net assets.

(b)	Variable rate coupon, rate shown as of November 30, 2017.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	When-Issued or delayed delivery security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate market value of these securities amounted to $1,928,445 or 0.8% of net assets.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPIYOYX – Consumer Price Index Year Over Year Change

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

SRF – State Revolving Fund

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 49

PORTFOLIO OF INVESTMENTS

AB MINNESOTA PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.6%
Long-Term Municipal Bonds – 98.6%
Minnesota – 98.6%
Anoka-Hennepin Independent School District No 11 COP Series 2014A 5.00%, 2/01/34	$1,695	$1,927,130
Central Minnesota Municipal Power Agency Series 2012 5.00%, 1/01/32	2,200	2,405,524
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/29-11/01/44	800	892,738
City of Duluth MN Series 2016A 5.00%, 2/01/34	1,000	1,168,960
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 5/01/31	1,000	1,144,340
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015A 5.00%, 11/15/33	1,000	1,149,070
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.25%, 12/01/30	1,000	1,125,610
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017A 5.00%, 11/15/28	1,355	1,633,385
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care) Series 2010A 5.25%, 8/15/25-8/15/35	1,500	1,624,725
City of Minnetonka MN (Minnetonka Heights LP) Series 1999A 5.30%, 1/20/27	1,620	1,621,393
City of Rochester MN (Mayo Clinic) Series 2010D 5.00%, 11/15/38	1,000	1,076,270

50 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of St Cloud MN Series 2010A 5.125%, 5/01/30 (Pre-refunded/ETM)	$1,405	$1,519,100
City of St Cloud MN (CentraCare Health System Obligated Group) Series 2010A 5.125%, 5/01/30	95	102,039
City of St Louis Park MN Series 2009 5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,220,576
City of St Paul MN (City of St Paul MN Sales Tax) Series 2014G 5.00%, 11/01/30-11/01/32	2,900	3,358,144
City of White Bear Lake MN (Renova Partners LP) Series 2001 5.60%, 10/01/30	1,000	1,002,400
Cloquet Independent School District No 94 Series 2015B 5.00%, 2/01/31	2,200	2,522,652
Housing & Redevelopment Authority of The City of St Paul Minnesota Series 2009A-2 5.25%, 11/15/28 (Pre-refunded/ETM)(a)	610	652,511
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group) Series 2009 5.25%, 11/15/28	590	634,551
Housing & Redevelopment Authority of The City of St Paul Minnesota (Fairview Health Services Obligated Group) Series 2017 5.00%, 11/15/47	2,000	2,303,120
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthPartners Obligated Group) Series 2015A 5.00%, 7/01/32	1,000	1,138,960
Housing & Redevelopment Authority of The City of St Paul Minnesota (Housing & Redevelopment Authority of The City of St Paul Minnesota) Series 2015A 5.00%, 11/15/40 (Pre-refunded/ETM)	600	727,722

abfunds.com	AB MUNICIPAL INCOME FUND II | 51

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hutchinson Utilities Commission Series 2012A 5.00%, 12/01/25	$420	$473,399
Minneapolis Special School District No 1 Series 2016 5.00%, 2/01/31	3,000	3,615,870
Minneapolis-St Paul Metropolitan Airports Commission Series 2010A 5.00%, 1/01/30	1,250	1,326,875
Series 2012B 5.00%, 1/01/29	1,250	1,389,813
Minnesota Agricultural & Economic Development Board (Essentia Health) AGC Series 2008C-1 5.50%, 2/15/25	1,000	1,081,480
Minnesota Higher Education Facilities Authority Series 20107 5.00%, 10/01/20 (Pre-refunded/ETM)(a)	445	471,682
Series 2010B 5.00%, 10/01/31 (Pre-refunded/ETM)	2,770	2,936,089
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.) Series 2010H 5.125%, 12/01/30	1,000	1,057,090
Minnesota Higher Education Facilities Authority (St Catherine University) Series 2012S 5.00%, 10/01/32	1,400	1,552,474
Minnesota Higher Education Facilities Authority (St Olaf College) Series 20107 5.00%, 10/01/20	255	269,532
Series 20158 5.00%, 12/01/32	1,000	1,165,900
Minnesota Higher Education Facilities Authority (University of St Thomas/Minneapolis) Series 2009 7-A 5.00%, 10/01/29	1,000	1,051,440
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/32	750	875,145
New Prague Independent School District No 721 Series 2015A 4.00%, 2/01/32	1,000	1,077,320

52 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Northern Municipal Power Agency Series 2010A-2 5.00%, 1/01/23 (Pre-refunded/ETM)	$2,260	$2,486,068
5.00%, 1/01/24 (Pre-refunded/ETM)	1,875	2,062,556
Series 2017 5.00%, 1/01/33-1/01/41	1,150	1,319,447
Southern Minnesota Municipal Power Agency Series 2017A 5.00%, 1/01/42-1/01/47	3,000	3,485,730
St Paul Port Authority (Amherst H Wilder Foundation/MN) Series 2010-3 5.00%, 12/01/29	2,445	2,600,502
St Paul Port Authority (St Paul Port Authority State Lease) Series 2013-3 5.00%, 12/01/24	3,945	4,585,944
University of Minnesota Series 2014B 4.00%, 1/01/32	2,000	2,148,220
5.00%, 1/01/39	1,500	1,697,460
Waconia Independent School District No 110 Series 2015B 4.00%, 2/01/34	1,545	1,632,586
Western Minnesota Municipal Power Agency Series 2014A 5.00%, 1/01/40	2,500	2,841,125

Total Municipal Obligations (cost $70,931,744)		74,154,667

	Shares
SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.91%(b)(c)(d) (cost $197,736)	197,736	197,736

Total Investments – 98.9% (cost $71,129,480)		74,352,403
Other assets less liabilities – 1.1%		840,043

Net Assets – 100.0%		$75,192,446

abfunds.com	AB MUNICIPAL INCOME FUND II | 53

PORTFOLIO OF INVESTMENTS (continued)

AB MINNESOTA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	4,210	12/29/21	3 Month LIBOR	1.989%	Quarterly/ Semi-Annual	$(30,056)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

See notes to financial statements.

54 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB NEW JERSEY PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.4%
Long-Term Municipal Bonds – 99.4%
New Jersey – 75.9%
City of Jersey City NJ Series 2017A 5.00%, 11/01/31-11/01/37	$1,500	$1,750,365
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 5/01/36	3,500	4,039,210
Landis Sewage Authority NATL Series 1993 7.469%, 9/19/19(a)	600	629,376
Morris-Union Jointure Commission COP AGM Series 2013 5.00%, 8/01/26	3,320	3,725,505
New Jersey Economic Development Authority Series 2012 5.00%, 6/01/32 (Pre-refunded/ETM)	4,000	4,555,480
New Jersey Economic Development Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group) Series 2016A 5.00%, 6/01/41(b)	1,000	1,026,440
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 3/01/30	4,000	4,282,880
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 4/01/28	1,000	1,179,510
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) 5.00%, 7/15/32	1,000	1,120,660
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 1/01/28	1,000	1,122,100
5.50%, 1/01/27	1,000	1,156,500
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) 5.00%, 6/01/32(c)	1,515	1,792,078

abfunds.com	AB MUNICIPAL INCOME FUND II | 55

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 9/15/29	$1,165	$1,273,298
New Jersey Educational Facilities Authority Series 2010A 5.00%, 7/01/28 (Pre-refunded/ETM)	5,000	5,428,450
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015H 5.00%, 7/01/34	2,500	2,822,050
New Jersey Educational Facilities Authority (Princeton University) Series 2017C 5.00%, 7/01/42	1,000	1,195,700
New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 7/01/31 (Pre-refunded/ETM)	1,480	1,744,506
5.25%, 7/01/31 (Pre-refunded/ETM)(b)	320	375,338
AGC Series 2004A 5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,463,699
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008A 5.125%, 7/01/22	45	45,970
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 7/01/35	1,950	2,272,452
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.) Series 2010 5.00%, 7/01/25	2,100	2,237,676
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 7/01/35	1,835	2,100,616
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016A 5.00%, 7/01/33	1,000	1,144,740

56 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28-6/15/29	$2,750	$3,066,567
NATL Series 2006A 5.00%, 6/15/18	3,400	3,453,448
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2015A 5.25%, 6/15/41	1,250	1,363,450
New Jersey Turnpike Authority Series 2013A 5.00%, 1/01/43	5,200	5,791,916
North Hudson Sewerage Authority/NJ NATL Series 2001A Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,722,492
Rutgers The State University of New Jersey Series 2013L 5.00%, 5/01/30	4,500	5,141,520
Tobacco Settlement Financing Corp./NJ Series 20071A 5.00%, 6/01/41	1,000	962,550
Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003A 5.25%, 8/15/23	2,270	2,276,833
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	4,560	5,077,606

		84,340,981

California – 0.4%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	400	411,644

Idaho – 3.7%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 7/15/31	3,600	4,072,608

abfunds.com	AB MUNICIPAL INCOME FUND II | 57

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois – 2.0%
Kane Cook & DuPage Counties School District No U-46 Elgin Series 2015D 5.00%, 1/01/34	$1,000	$1,131,040
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/45	1,000	1,070,220

		2,201,260

Massachusetts – 0.2%
Commonwealth of Massachusetts NATL Series 2000G 1.725%, 12/01/30(d)	200	190,026

New York – 10.5%
New York State Dormitory Authority Series 2012D 5.00%, 2/15/29 (Pre-refunded/ETM)(b)	290	326,096
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 2/15/29	1,750	1,958,058
Port Authority of New York & New Jersey Series 2012 5.00%, 7/15/30	4,250	4,733,225
Series 2014 5.00%, 9/01/31	1,100	1,263,713
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	3,175	3,342,767

		11,623,859

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	280	276,590

Pennsylvania – 4.3%
Delaware River Port Authority Series 2010D 5.00%, 1/01/28-1/01/29	4,530	4,821,513

58 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.2%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/17	$1,310	$1,310,000

Texas – 1.0%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.) Series 2014A 5.00%, 8/15/34	1,000	1,134,110

Total Investments – 99.4% (cost $103,178,810)		110,382,591
Other assets less liabilities – 0.6%		667,599

Net Assets – 100.0%		$111,050,190

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	3,680	12/29/21	3 Month LIBOR	1.989%	Quarterly/ Semi-Annual	$(26,272)
USD	1,610	9/21/37	3 Month LIBOR	2.549%	Quarterly/ Semi-Annual	(29,784)

						$(56,056)

(a)	Inverse floater security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	When-Issued or delayed delivery security.

(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of this security amounted to $190,026 or 0.17% of net assets.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 24.1% and 9.2%, respectively.

abfunds.com	AB MUNICIPAL INCOME FUND II | 59

PORTFOLIO OF INVESTMENTS (continued)

AB NEW JERSEY PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

60 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS

AB OHIO PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 99.2%
Ohio – 82.5%
American Municipal Power, Inc. Series 2016A 5.00%, 2/15/34	$2,000	$2,285,560
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	1,000	948,640
Central Ohio Solid Waste Authority Series 2012 5.00%, 12/01/29 (Pre-refunded/ETM)(a)	155	176,167
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/31	4,500	5,083,380
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/37	1,700	1,927,528
City of Cleveland OH Series 2012 5.00%, 12/01/28	2,215	2,522,398
City of Columbus OH Series 2014A 4.00%, 2/15/28	3,510	3,886,939
Cleveland Municipal School District Series 2015A 5.00%, 12/01/33	3,000	3,380,970
Cleveland State University Series 2012 5.00%, 6/01/30	3,000	3,303,630
County of Allen OH (Mercy Health/OH) Series 2010B 5.25%, 9/01/27	2,350	2,569,184
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2010F 5.25%, 12/01/25	3,200	3,530,976
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/37	1,400	1,513,484

abfunds.com	AB MUNICIPAL INCOME FUND II | 61

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 5/20/32	$770	$771,540
5.80%, 5/20/44	1,150	1,151,702
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 7/01/47(a)	865	872,569
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,625	1,722,662
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/31	4,305	4,970,338
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 2/15/33	1,000	1,133,680
Cuyahoga Community College District Series 2009C 5.00%, 8/01/24 (Pre-refunded/ETM)	1,545	1,655,977
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 1/15/40(a)	575	586,201
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/31	1,300	1,528,254
Gallia County Local School District Series 2014 5.00%, 11/01/29	2,000	2,315,380
Kent State University Series 2012A 5.00%, 5/01/30-5/01/31	4,005	4,469,746
Miami University/Oxford OH Series 2011 5.00%, 9/01/31	1,000	1,109,130
Mount Healthy City School District Series 2015 5.00%, 12/01/33	1,000	1,156,680
Northeast Ohio Regional Sewer District Series 2013 5.00%, 11/15/43 (Pre-refunded/ETM)	3,000	3,489,180

62 | AB MUNICIPAL INCOME FUND II	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29	$315	$311,377
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) 4.50%, 1/15/48(a)(b)(c)	700	726,411
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/32	590	655,885
Ohio Higher Educational Facility Commission (University of Dayton) Series 2011A 5.375%, 12/01/30	750	826,830
Ohio University Series 2013 5.00%, 12/01/32	3,120	3,488,566
Princeton City School District Series 2014 4.00%, 12/01/31	1,000	1,077,690
5.00%, 12/01/39	750	854,115
Summit County Development Finance Authority Series 2012 5.00%, 12/01/25	3,760	4,264,630
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	1,270	1,474,953
University of Akron (The) Series 2014A 5.00%, 1/01/32	4,080	4,658,911

		76,401,263

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(c)	220	238,674
State of California Series 2004 5.25%, 4/01/29	5	5,014

		243,688

Florida – 2.8%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,000	1,110,980

abfunds.com	AB MUNICIPAL INCOME FUND II | 63

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	$1,300	$1,476,501

		2,587,481

Illinois – 1.5%
Illinois State Toll Highway Authority Series 2013A 5.00%, 1/01/32	1,250	1,398,687

Massachusetts – 0.7%
Commonwealth of Massachusetts NATL Series 2000G 1.725%, 12/01/30(d)	700	665,091

New York – 5.0%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29 (Pre-refunded/ETM)	3,365	3,785,793
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)(a)	110	122,457
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	635	697,268

		4,605,518

North Carolina – 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35(a)	375	394,211

Tennessee – 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University) Series 2012 5.00%, 11/01/29	630	688,036

Texas – 4.7%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,000	1,130,850

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PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2014 5.00%, 9/01/31	$1,025	$1,161,950
North Texas Tollway Authority Series 2015B 5.00%, 1/01/34	700	799,169
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	740	832,101
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	370	407,033

		4,331,103

West Virginia – 0.6%
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group) AGM Series 2004C 1.68%, 2/15/34(d)	600	554,826

Total Municipal Obligations (cost $86,943,324)		91,869,904

	Shares
SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.91%(e)(f)(g) (cost $191,509)	191,509	191,509

Total Investments – 99.4% (cost $87,134,833)		92,061,413
Other assets less liabilities – 0.6%		522,907

Net Assets – 100.0%		$92,584,320

abfunds.com	AB MUNICIPAL INCOME FUND II | 65

PORTFOLIO OF INVESTMENTS (continued)

AB OHIO PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	3,150	10/04/21	3 Month LIBOR	1.286%	Quarterly/ Semi-Annual	$(100,180)	$	– 0	–	$(100,180)
USD	3,150	10/04/21	1.286%	3 Month LIBOR	Semi-Annual/ Quarterly	100,191		91,352		8,839

						$11		$91,352		$(91,341)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	When-Issued or delayed delivery security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate market value of these securities amounted to $965,085 or 1.0% of net assets.

(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of these securities amounted to $1,219,917 or 1.32% of net assets.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.3% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB PENNSYLVANIA PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.5%
Long-Term Municipal Bonds – 99.5%
Pennsylvania – 91.9%
Adams County Industrial Development Authority (Gettysburg College) Series 2010 5.00%, 8/15/25	$1,090	$1,171,543
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA) Series 2006 5.00%, 9/01/21	410	410,828
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 5/01/42(a)	700	748,181
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 1/01/35	415	409,908
Bensalem Township School District Series 2013 5.00%, 6/01/30	3,345	3,872,139
Bucks County Water & Sewer Authority AGM Series 2011 5.00%, 12/01/29	1,255	1,386,562
AGM Series 2015A 5.00%, 12/01/37-12/01/40	1,780	2,052,966
Carlisle Area School District Series 2011 5.00%, 9/01/25 (Pre-refunded/ETM)	2,000	2,266,300
Cheltenham Township School District Series 2016B 5.00%, 2/15/36	1,000	1,151,250
City of Philadelphia PA Series 2014A 5.25%, 7/15/31	2,500	2,853,975
Series 2017 5.00%, 8/01/31	1,000	1,173,910
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/36	1,700	1,979,531
Commonwealth of Pennsylvania Series 2013 5.00%, 4/01/28 (Pre-refunded/ETM)	1,800	2,088,216

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016A 4.00%, 7/01/35	$1,800	$1,860,822
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/46(b)	635	668,382
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2010 6.125%, 1/01/45(b)	300	313,965
Delaware County Authority (Elwyn) Series 2010 5.00%, 6/01/25	1,645	1,646,332
Delaware County Regional Water Quality Control Authority Series 2013 5.00%, 5/01/30	2,070	2,342,536
Delaware River Joint Toll Bridge Commission Series 2017 5.00%, 7/01/37	2,000	2,325,300
Delaware River Port Authority Series 2010D 5.00%, 1/01/29	4,470	4,754,337
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) 5.00%, 7/01/33	660	728,072
Lancaster County Hospital Authority/PA (University of Pennsylvania Health System Obligated Group (The)) Series 2016 5.00%, 8/15/33	1,165	1,351,831
Montgomery County Higher Education & Health Authority (Philadelphia Presbyterian Homes Obligated Group) Series 2017 5.00%, 12/01/37	1,100	1,220,879
Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 8/01/33 (Pre-refunded/ETM)(b)	735	803,730

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 5.75%, 7/01/35(b)	$765	$826,284
Northampton County General Purpose Authority (Lafayette College) Series 2013A 5.00%, 11/01/32	2,000	2,275,360
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The)) Series 2012A 5.00%, 11/01/32	2,000	2,164,160
Pennsylvania Higher Educational Facilities Authority Series 2010 5.00%, 3/01/27 (Pre-refunded/ETM)	1,460	1,567,164
Pennsylvania Higher Educational Facilities Authority (Bryn Mawr College) Series 2014 5.00%, 12/01/44	1,000	1,153,220
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 5/01/34	1,800	2,042,838
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania) Series 2017A 5.00%, 8/15/33	2,000	2,372,340
Pennsylvania Industrial Development Authority Series 2008 5.50%, 7/01/23 (Pre-refunded/ETM)(b)	130	133,071
Pennsylvania Turnpike Commission Series 2010B-2 5.00%, 12/01/30 (Pre-refunded/ETM)(b)	1,245	1,362,428
5.00%, 12/01/30 (Pre-refunded/ETM)	940	1,028,661
Series 2017A 5.00%, 12/01/37	1,250	1,443,425
Series 2017B 5.00%, 6/01/36	1,000	1,135,820
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group) Series 2017A 5.00%, 7/01/37	675	719,381
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40(b)	400	413,812

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(b)	$350	$3,500
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 4/01/29	1,000	1,165,630
Philadelphia Gas Works Co. Series 2010-9 5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,174,060
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009 5.00%, 9/01/26	2,725	2,929,103
School District of Philadelphia (The) Series 2011E 5.25%, 9/01/23	4,000	4,273,120
Scranton School District/PA BAM Series 2017E 5.00%, 12/01/33-12/01/35	1,800	2,065,263
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 2/01/31	1,075	1,150,841
State Public School Building Authority (Harrisburg School District) AGM Series 2016A 5.00%, 12/01/29-12/01/33	2,000	2,320,970
Susquehanna Area Regional Airport Authority 5.00%, 1/01/35-1/01/38	2,000	2,230,350
Township of Lower Paxton PA Series 2014 5.00%, 4/01/44	4,000	4,499,320
Wilkes-Barre Finance Authority Series 2010 5.00%, 11/01/30 (Pre-refunded/ETM)	2,500	2,733,100

		83,764,716

Colorado – 0.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/32	215	232,944

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PORTFOLIO OF INVESTMENTS (continued)

AB PENNSYLVANIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts – 1.9%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2013A 5.00%, 5/15/32	$1,500	$1,710,345

New York – 3.4%
New York City Municipal Water Finance Authority Series 2014D 5.00%, 6/15/39	1,000	1,145,870
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	1,735	1,984,146

		3,130,016

Texas – 2.0%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 8/15/39	1,200	1,357,020
City of Houston TX Airport System Revenue AGM Series 2000P 2.441%, 7/01/30(c)	500	481,480

		1,838,500

Total Investments – 99.5% (cost $86,485,296)		90,676,521
Other assets less liabilities – 0.5%		437,748

Net Assets – 100.0%		$91,114,269

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the market value of this security amounted to $748,181 or 0.8% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of this security amounted to $481,480 or 0.53% of net assets.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.4% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB VIRGINIA PORTFOLIO

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.0%
Long-Term Municipal Bonds – 99.0%
Virginia – 73.4%
Arlington County Industrial Development Authority (AHC LP-3/VA) Series 2001 5.15%, 11/01/31	$1,270	$1,271,791
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 3/01/45(a)(b)	585	601,883
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 7/01/46	4,000	4,485,120
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43(b)	1,600	1,656,672
City of Chesapeake VA Series 2010D 5.00%, 12/01/25 (Pre-refunded/ETM)	2,275	2,500,066
City of Hampton VA Series 2010A 5.00%, 1/15/21	1,750	1,817,585
City of Newport News VA Series 2014A 5.00%, 7/15/30-7/15/32	2,000	2,343,580
City of Richmond VA Series 2016 5.00%, 1/15/34	5,000	5,860,600
City of Richmond VA (City of Richmond VA Public Utility Revenue) Series 2013A 5.00%, 1/15/29	1,970	2,249,720
City of Richmond VA Public Utility Revenue Series 2016 5.00%, 1/15/30	4,000	4,769,040
City of Suffolk VA Series 2010 5.00%, 8/01/22	1,870	2,031,213
Series 2010A 5.00%, 8/01/22 (Pre-refunded/ETM)(b)	210	227,991
Series 2011 5.00%, 2/01/26 (Pre-refunded/ETM)(b)	4,110	4,523,918
5.00%, 2/01/26 (Pre-refunded/ETM)	950	1,048,762

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Henrico VA Series 2010 5.00%, 7/15/24	$6,600	$7,154,400
County of Isle Wight VA Series 2008B 6.00%, 7/01/27 (Pre-refunded/ETM)	3,500	3,664,220
Culpeper County Economic Development Authority Series 2014 4.00%, 6/01/29	2,955	3,164,155
Dullles Town Center Community Development Authority Series 2012 4.25%, 3/01/26(b)	1,000	1,002,640
Fairfax County Economic Development Authority Series 2011 5.00%, 4/01/28 (Pre-refunded/ETM)	8,635	9,289,878
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2014A 5.00%, 10/01/34	1,000	1,164,800
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist) Series 2016 4.00%, 4/01/35	2,000	2,134,140
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/36-10/01/42	3,200	3,556,608
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2009C 5.00%, 5/15/25	1,000	1,051,480
Series 2012 5.00%, 5/15/35	1,800	1,999,278
Series 2014A 5.00%, 5/15/44	2,000	2,262,140
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 6/15/30-6/15/31	5,000	5,815,880
Hanover County Economic Development Authority (Covenant Woods) Series 2012A 5.00%, 7/01/42(b)	2,000	2,071,800

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/30	$2,000	$2,237,420
Lexington Industrial Development Authority (Lexington Retirement Community, Inc.) Series 2016 4.00%, 1/01/31	1,500	1,581,735
Loudoun County Sanitation Authority Series 2010 5.00%, 1/01/29	3,820	4,071,853
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017A 5.00%, 1/01/47	1,750	1,960,035
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36(b)	250	272,662
Newport News Redevelopment & Housing Authority (Walker-Newport News LP) Series 2002A 5.55%, 9/20/34	1,880	1,882,895
5.65%, 3/20/44	1,660	1,661,959
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group) Series 2013 5.00%, 11/01/29	2,200	2,464,396
Prince William County Industrial Development Authority Series 2011 5.50%, 9/01/31 (Pre-refunded/ETM)	3,750	4,261,425
Prince William County Industrial Development Authority (Westminster at Lake Ridge) Series 2016 5.00%, 1/01/31(b)	1,700	1,858,185
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 1/01/37(a)(b)	1,000	1,029,780

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/35	$1,750	$2,025,345
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) AGM Series 2005C 5.00%, 7/01/27	3,000	3,210,240
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group) Series 2016 5.00%, 9/01/31(b)	1,000	1,083,740
Tobacco Settlement Financing Corp./VA Series 2007B-1 5.00%, 6/01/47	2,400	2,312,520
Town of Leesburg VA Series 2011A 5.00%, 1/15/24 (Pre-refunded/ETM)(b)	395	434,366
5.00%, 1/15/24	1,645	1,805,256
Virginia College Building Authority Series 2017 5.00%, 2/01/30	5,000	6,021,900
Virginia College Building Authority (Liberty University, Inc.) Series 2010 5.25%, 3/01/29	5,000	5,385,200
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/30(a)	1,615	1,762,579
Virginia College Building Authority (Roanoke College) Series 2007 5.00%, 4/01/23	1,000	1,002,300
Virginia Commonwealth University Health System Authority Series 2011 5.00%, 7/01/27	1,000	1,101,540
Virginia Port Authority Series 2016B 5.00%, 7/01/35-7/01/36	6,160	7,020,176
Virginia Resources Authority Series 2011B 5.00%, 11/01/26 (Pre-refunded/ETM)(b)	2,260	2,537,166

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 11/01/26	$2,740	$3,070,526
Series 2016C 4.00%, 11/01/34	4,000	4,339,880
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/25	4,000	4,678,200
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	2,500	2,768,050
5.50%, 1/01/42	1,000	1,110,170
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/29	4,125	4,787,640
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/52	3,350	3,726,841
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 1/01/34-1/01/35	3,500	3,981,230

		167,166,570

Arizona – 2.3%
Arizona Sports & Tourism Authority Series 2012A 5.00%, 7/01/29	3,945	4,276,341
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/37	705	858,436

		5,134,777

California – 0.3%
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	660	679,213

Colorado – 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2012A 5.00%, 11/15/28	1,220	1,370,755

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

District of Columbia – 9.1%
Metropolitan Washington Airports Authority Series 2009C 5.125%, 10/01/34	$5,130	$5,277,077
Series 2012A 5.00%, 10/01/30	2,480	2,761,281
Series 2016A 5.00%, 10/01/35	1,200	1,386,840
Metropolitan Washington Airports Authority (Dulles Toll Road) Series 2010B 6.50%, 10/01/44(c)	4,300	5,286,764
Washington Metropolitan Area Transit Authority Series 2017A 5.00%, 7/01/31-7/01/32	5,095	6,121,318

		20,833,280

Florida – 0.7%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/27	400	427,684
5.25%, 10/01/30	1,000	1,067,110

		1,494,794

Illinois – 1.0%
Metropolitan Pier & Exposition Authority Series 2015B 5.00%, 12/15/45	2,200	2,354,484

Massachusetts – 0.5%
Commonwealth of Massachusetts NATL Series 2000G 1.725%, 12/01/30(d)	1,250	1,187,663

Michigan – 0.7%
Michigan Public Power Agency Series 2012A 5.00%, 1/01/32	1,575	1,678,131

Minnesota – 0.5%
Western Minnesota Municipal Power Agency Series 2015A 5.00%, 1/01/34	1,000	1,153,310

Nevada – 0.4%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 9/01/34(e)	760	858,382

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 3.5%
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/28 (Pre-refunded/ETM)	$2,735	$3,077,012
5.00%, 11/15/29 (Pre-refunded/ETM)	3,010	3,386,401
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)(b)	185	205,949
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	1,090	1,196,885

		7,866,247

North Carolina – 0.5%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 7/01/37(b)	1,000	1,045,330

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	600	592,692

Puerto Rico – 0.7%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	1,580	1,655,650

Texas – 2.5%
North Texas Tollway Authority Series 2015B 5.00%, 1/01/34	1,300	1,484,171
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015B 5.00%, 11/15/36	1,150	1,204,464

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	$1,110	$1,248,151
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	555	610,550
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 6/30/43	1,000	1,176,760

		5,724,096

Washington – 0.2%
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/32	400	435,452

Wisconsin – 1.8%
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 8/15/32 (Pre-refunded/ETM)(b)	2,700	3,095,280
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24	1,000	1,112,060

		4,207,340

Total Municipal Obligations (cost $215,338,870)		225,438,166

	Shares
SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.91%(f)(g)(h) (cost $37,206)	37,206	37,206

Total Investments – 99.0% (cost $215,376,076)		225,475,372
Other assets less liabilities – 1.0%		2,229,632

Net Assets – 100.0%		$227,705,004

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PORTFOLIO OF INVESTMENTS (continued)

AB VIRGINIA PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
USD	2,350	9/21/37	3 Month LIBOR	2.549%	Quarterly/ Semi-Annual	$(43,472)
USD	2,300	11/13/37	3 Month LIBOR	2.602	Quarterly/ Semi-Annual	(25,244)

						$(68,716)

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA*	3.792%	Quarterly/ Quarterly	$53,085

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate market value of these securities amounted to $3,394,242 or 1.5% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of this security amounted to $1,187,663 or 0.52% of net assets.

(e)	When-Issued or delayed delivery security.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.0% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

EDA – Economic Development Agency

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

SRF – State Revolving Fund

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

November 30, 2017 (unaudited)

	AB Arizona		AB Massachusetts
Assets
Investments in securities, at value
Unaffiliated issuers (cost $115,137,108 and $232,443,744, respectively)	$119,536,991		$243,324,711
Affiliated issuers (cost $0 and $208,709, respectively)	– 0	–	208,709
Cash collateral due from broker	127,863		271,919
Interest receivable	2,191,591		3,457,484
Receivable for shares of beneficial interest sold	27,578		444,977
Affiliated dividends receivable	88		548
Unrealized appreciation on interest rate swaps	– 0	–	60,668

Total assets	121,884,111		247,769,016

Liabilities
Due to custodian	950,046		18,218
Payable for shares of beneficial interest redeemed	106,516		294,039
Distribution fee payable	36,515		66,013
Dividends payable	32,205		107,972
Advisory fee payable	24,575		70,925
Payable for variation margin on exchange traded swaps	10,879		24,790
Administrative fee payable	5,362		6,166
Transfer Agent fee payable	3,030		7,965
Payable for investment securities purchased	– 0	–	1,129,300
Accrued expenses	84,677		110,938

Total liabilities	1,253,805		1,836,326

Net Assets	$120,630,306		$245,932,690

Composition of Net Assets
Shares of beneficial interest, at par	$108,974		$218,930
Additional paid-in capital	117,176,104		234,481,029
Distributions in excess of net investment income	(38,023)		(330,629)
Accumulated net realized gain (loss) on investment transactions	(979,518)		702,526
Net unrealized appreciation on investments	4,362,769		10,860,834

	$120,630,306		$245,932,690

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 81

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Arizona Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$101,769,544	9,191,374	$11.07	*

Class B	$8,527	771	$11.06

Class C	$18,852,235	1,705,229	$11.06

AB Massachusetts Portfolio

Class A	$155,523,576	13,838,858	$11.24	*

Class B	$85,696	7,638	$11.22

Class C	$40,566,762	3,616,154	$11.22

Advisor Class	$49,756,656	4,430,387	$11.23

*	The maximum offering price per share for Class A of AB Arizona Portfolio and AB Massachusetts Portfolio were $11.41 and $11.59, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Minnesota		AB New Jersey
Assets
Investments in securities, at value
Unaffiliated issuers (cost $70,931,744 and $103,178,810, respectively)	$74,154,667		$110,382,591
Affiliated issuers (cost $197,736 and $0, respectively)	197,736		– 0	–
Cash collateral due from broker	71,798		153,385
Interest receivable	971,010		1,709,703
Receivable for shares of beneficial interest sold	34,104		1,089,288
Affiliated dividends receivable	5		14

Total assets	75,429,320		113,334,981

Liabilities
Due to custodian	2,972		116,412
Payable for shares of beneficial interest redeemed	86,603		141,537
Custody fee payable	44,810		45,849
Audit and tax fee payable	22,909		22,905
Distribution fee payable	21,850		32,445
Dividends payable	18,261		55,664
Advisory fee payable	9,113		23,518
Payable for variation margin on exchange traded swaps	6,589		13,078
Administrative fee payable	5,923		6,112
Transfer Agent fee payable	2,973		3,193
Payable for investment securities purchased	– 0	–	1,803,572
Accrued expenses	14,871		20,506

Total liabilities	236,874		2,284,791

Net Assets	$75,192,446		$111,050,190

Composition of Net Assets
Shares of beneficial interest, at par	$73,523		$113,924
Additional paid-in capital	71,920,661		107,048,020
Distributions in excess of net investment income	(52,510)		(59,911)
Accumulated net realized gain (loss) on investment transactions	57,905		(3,199,568)
Net unrealized appreciation on investments	3,192,867		7,147,725

	$75,192,446		$111,050,190

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 83

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Minnesota Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$65,439,352	6,399,542	$10.23	*

Class B	$28,878	2,822	$10.23

Class C	$9,724,216	949,966	$10.24

AB New Jersey Portfolio

Class A	$95,388,043	9,786,479	$9.75	*

Class B	$190,634	19,558	$9.75

Class C	$15,471,513	1,586,332	$9.75

*	The maximum offering price per share for Class A of AB Minnesota Portfolio and AB New Jersey Portfolio were $10.55 and $10.05, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB Ohio		AB Pennsylvania
Assets
Investments in securities, at value
Unaffiliated issuers (cost $86,943,324 and $86,485,296, respectively)	$91,869,904		$90,676,521
Affiliated issuers (cost $191,509 and $0, respectively)	191,509		– 0	–
Interest receivable	1,429,716		1,141,923
Receivable for shares of beneficial interest sold	61,977		49,144
Affiliated dividends receivable	104		755

Total assets	93,553,210		91,868,343

Liabilities
Due to custodian	– 0	–	513,233
Payable for investment securities purchased	700,000		– 0	–
Payable for shares of beneficial interest redeemed	98,297		75,066
Custody fee payable	47,352		44,474
Dividends payable	30,573		28,823
Distribution fee payable	27,125		25,355
Advisory fee payable	13,893		16,521
Administrative fee payable	5,923		5,693
Transfer Agent fee payable	2,990		4,151
Payable for variation margin on exchange traded swaps	37		– 0	–
Accrued expenses	42,700		40,758

Total liabilities	968,890		754,074

Net Assets	$92,584,320		$91,114,269

Composition of Net Assets
Shares of beneficial interest, at par	$93,063		$87,245
Additional paid-in capital	92,849,722		87,895,747
Distributions in excess of net investment income	(20,554)		(45,614)
Accumulated net realized loss on investment transactions	(5,173,150)		(1,014,334)
Net unrealized appreciation on investments	4,835,239		4,191,225

	$92,584,320		$91,114,269

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND II | 85

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Ohio Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$79,838,285	8,024,606	$9.95	*

Class B	$25,860	2,601	$9.94

Class C	$12,720,175	1,279,118	$9.94

AB Pennsylvania Portfolio

Class A	$80,734,848	7,730,934	$10.44	*

Class B	$46,146	4,417	$10.45

Class C	$10,333,275	989,128	$10.45

*	The maximum offering price per share for Class A of AB Ohio Portfolio and AB Pennsylvania Portfolio were $10.26 and $10.76, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

AB Virginia
Assets
Investments in securities, at value
Unaffiliated issuers (cost $215,338,870)	$225,438,166
Affiliated issuers (cost $37,206)	37,206
Cash collateral due from broker	290,692
Interest receivable	2,929,790
Receivable for shares of beneficial interest sold	519,185
Unrealized appreciation on interest rate swaps	53,085
Affiliated dividends receivable	455

Total assets	229,268,579

Liabilities
Due to custodian	27,276
Payable for investment securities purchased	854,369
Payable for shares of beneficial interest redeemed	277,485
Dividends payable	128,004
Advisory fee payable	68,723
Distribution fee payable	64,112
Payable for variation margin on exchange traded swaps	20,780
Transfer Agent fee payable	6,247
Administrative fee payable	5,604
Accrued expenses	110,975

Total liabilities	1,563,575

Net Assets	$227,705,004

Composition of Net Assets
Shares of beneficial interest, at par	$205,337
Additional paid-in capital	219,869,425
Distributions in excess of net investment income	(299,953)
Accumulated net realized loss on investment transactions	(2,153,470)
Net unrealized appreciation on investments	10,083,665

$227,705,004

Net Asset Value Per Share—unlimited shares authorized, $.01 par value

AB Virginia Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$149,248,354	13,453,281	$11.09	*

Class B	$63,757	5,756	$11.08

Class C	$40,589,518	3,668,474	$11.06

Advisor Class	$37,803,375	3,406,226	$11.10

*	The maximum offering price per share for Class A of AB Virginia Portfolio was $11.43, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2017 (unaudited)

	AB Arizona		AB Massachusetts
Investment Income
Interest	$2,281,123		$4,560,833
Dividends – Affiliated issuers	4,901		1,967

Total income	2,286,024		4,562,800

Expenses
Advisory fee (see Note B)	277,656		561,677
Distribution fee – Class A	129,690		197,798
Distribution fee – Class B	1,010		448
Distribution fee – Class C	97,244		219,818
Transfer agency – Class A	19,480		27,505
Transfer agency – Class B	45		25
Transfer agency – Class C	3,744		7,667
Transfer agency – Advisor Class	– 0	–	8,233
Custodian	43,207		52,961
Administrative	32,795		32,410
Audit and tax	21,974		22,924
Legal	16,778		16,836
Trustees’ fees	13,683		13,683
Printing	6,012		12,308
Registration fees	4,485		7,923
Miscellaneous	5,222		7,898

Total expenses	673,025		1,190,114
Less: expenses waived and reimbursed by the Adviser (see Note B)	(119,270)		(123,494)

Net expenses	553,755		1,066,620

Net investment income	1,732,269		3,496,180

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	121,780		612,367
Swaps	(58,279)		27,655
Net change in unrealized appreciation/depreciation of:
Investments	(995,573)		(2,621,595)
Swaps	(17,896)		(209,512)

Net loss on investment transactions	(949,968)		(2,191,085)

Net Increase in Net Assets from Operations	$782,301		$1,305,095

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Minnesota	AB New Jersey
Investment Income
Interest	$1,417,283	$2,219,264
Dividends – Affiliated issuers	1,525	1,668

Total income	1,418,808	2,220,932

Expenses
Advisory fee (see Note B)	175,755	249,580
Distribution fee – Class A	84,503	117,928
Distribution fee – Class B	157	1,011
Distribution fee – Class C	52,396	81,898
Transfer agency – Class A	19,125	22,037
Transfer agency – Class B	21	48
Transfer agency – Class C	3,213	3,941
Custodian	40,383	41,147
Administrative	32,546	32,440
Audit and tax	22,918	22,919
Legal	16,778	16,778
Trustees’ fees	13,682	13,625
Printing	7,425	8,199
Registration fees	5,384	1,520
Miscellaneous	4,176	4,643

Total expenses	478,462	617,714
Less: expenses waived and reimbursed by the Adviser (see Note B)	(107,425)	(101,156)

Net expenses	371,037	516,558

Net investment income	1,047,771	1,704,374

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	197,648	378,309
Swaps	36,585	(77,178)
Net change in unrealized appreciation/depreciation of:
Investments	(867,783)	(685,046)
Swaps	(110,520)	(4,927)

Net loss on investment transactions	(744,070)	(388,842)

Net Increase in Net Assets from Operations	$303,701	$1,315,532

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB Ohio	AB Pennsylvania
Investment Income
Interest	$1,695,683	$1,739,684
Dividends – Affiliated issuers	2,207	1,868

Total income	1,697,890	1,741,552

Expenses
Advisory fee (see Note B)	214,504	210,064
Distribution fee – Class A	102,608	103,051
Distribution fee – Class B	131	277
Distribution fee – Class C	66,111	54,327
Transfer agency – Class A	21,743	25,504
Transfer agency – Class B	13	40
Transfer agency – Class C	3,692	3,479
Custodian	41,423	40,264
Administrative	32,546	32,656
Audit and tax	22,918	20,687
Legal	16,778	16,777
Trustees’ fees	13,683	13,683
Printing	8,359	7,919
Registration fees	1,547	1,662
Miscellaneous	4,710	4,313

Total expenses	550,766	534,703
Less: expenses waived and reimbursed by the Adviser (see Note B)	(120,313)	(97,410)

Net expenses	430,453	437,293

Net investment income	1,267,437	1,304,259

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	117,613	490,714
Swaps	(3,374)	24,519
Net change in unrealized appreciation/depreciation of:
Investments	(1,047,595)	(1,371,714)
Swaps	(201)	(15,738)

Net loss on investment transactions	(933,557)	(872,219)

Net Increase in Net Assets from Operations	$333,880	$432,040

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

AB Virginia
Investment Income
Interest	$4,179,630
Dividends – Affiliated issuers	2,758

Total income	4,182,388

Expenses
Advisory fee (see Note B)	514,686
Distribution fee – Class A	188,909
Distribution fee – Class B	454
Distribution fee – Class C	207,267
Transfer agency – Class A	28,362
Transfer agency – Class B	36
Transfer agency – Class C	8,024
Transfer agency – Advisor Class	6,764
Custodian	53,262
Administrative	32,659
Audit and tax	22,923
Legal	16,780
Trustees’ fees	13,683
Printing	12,359
Registration fees	2,964
Miscellaneous	7,569

Total expenses	1,116,701
Less: expenses waived and reimbursed by the Adviser (see Note B)	(91,665)

Net expenses	1,025,036

Net investment income	3,157,352

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	1,027,192
Swaps	(29,161)
Net change in unrealized appreciation/depreciation of:
Investments	(2,786,492)
Swaps	(64,181)

Net loss on investment transactions	(1,852,642)

Net Increase in Net Assets from Operations	$1,304,710

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB Arizona
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,732,269	$3,742,411
Net realized gain on investment transactions	63,501	375,648
Net change in unrealized appreciation/depreciation of investments	(1,013,469)	(2,852,622)

Net increase in net assets from operations	782,301	1,265,437
Dividends to Shareholders from
Net investment income
Class A	(1,511,380)	(3,183,783)
Class B	(2,178)	(8,658)
Class C	(210,532)	(561,339)
Transactions in Shares of Beneficial Interest
Net decrease	(3,793,935)	(4,119,215)

Total decrease	(4,735,724)	(6,607,558)
Net Assets
Beginning of period	125,366,030	131,973,588

End of period (including distributions in excess of net investment income of ($38,023) and ($46,202), respectively)	$120,630,306	$125,366,030

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Massachusetts
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,496,180	$6,924,779
Net realized gain on investment transactions	640,022	762,502
Net change in unrealized appreciation/depreciation of investments	(2,831,107)	(6,351,370)

Net increase in net assets from operations	1,305,095	1,335,911
Dividends to Shareholders from
Net investment income
Class A	(2,382,545)	(5,441,060)
Class B	(1,017)	(2,732)
Class C	(498,590)	(1,226,343)
Advisor Class	(773,147)	(557,378)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(3,505,068)	13,778,541

Total increase (decrease)	(5,855,272)	7,886,939
Net Assets
Beginning of period	251,787,962	243,901,023

End of period (including distributions in excess of net investment income of ($330,629) and ($171,510), respectively)	$245,932,690	$251,787,962

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Minnesota
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,047,771		$2,167,020
Net realized gain (loss) on investment transactions	234,233		(128,351)
Net change in unrealized appreciation/depreciation of investments	(978,303)		(1,551,227)

Net increase in net assets from operations	303,701		487,442
Dividends and Distributions to Shareholders from
Net investment income
Class A	(945,137)		(1,887,191)
Class B	(321)		(764)
Class C	(107,160)		(316,509)
Net realized gain on investment transactions
Class A	– 0	–	(146,776)
Class B	– 0	–	(83)
Class C	– 0	–	(33,548)
Transactions in Shares of Beneficial Interest
Net decrease	(2,694,390)		(3,039,798)

Total decrease	(3,443,307)		(4,937,227)
Net Assets
Beginning of period	78,635,753		83,572,980

End of period (including distributions in excess of net investment income of ($52,510) and ($47,663), respectively)	$75,192,446		$78,635,753

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New Jersey
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,704,374	$3,516,388
Net realized gain on investment transactions	301,131	962,805
Net change in unrealized appreciation/depreciation of investments	(689,973)	(2,718,058)

Net increase in net assets from operations	1,315,532	1,761,135
Dividends to Shareholders from
Net investment income
Class A	(1,502,625)	(2,837,102)
Class B	(2,460)	(6,197)
Class C	(199,289)	(714,715)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	1,462,269	(5,967,060)

Total increase (decrease)	1,073,427	(7,763,939)
Net Assets
Beginning of period	109,976,763	117,740,702

End of period (including distributions in excess of net investment income of ($59,911) and ($59,911), respectively)	$111,050,190	$109,976,763

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Ohio
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,267,437	$2,730,090
Net realized gain on investment transactions	114,239	342,263
Net change in unrealized appreciation/depreciation of investments	(1,047,796)	(2,290,103)
Contributions from Adviser (see Note B)	– 0	–	249

Net increase in net assets from operations	333,880	782,499
Dividends to Shareholders from
Net investment income
Class A	(1,124,008)	(2,242,271)
Class B	(261)	(768)
Class C	(131,567)	(498,664)
Transactions in Shares of Beneficial Interest
Net decrease	(3,637,285)	(15,474,468)

Total decrease	(4,559,241)	(17,433,672)
Net Assets
Beginning of period	97,143,561	114,577,233

End of period (including distributions in excess of net investment income of ($20,554) and ($32,155), respectively)	$92,584,320	$97,143,561

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Pennsylvania
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,304,259	$2,655,492
Net realized gain on investment transactions	515,233	1,170,224
Net change in unrealized appreciation/depreciation of investments	(1,387,452)	(2,576,288)

Net increase in net assets from operations	432,040	1,249,428
Dividends to Shareholders from
Net investment income
Class A	(1,189,086)	(2,207,696)
Class B	(592)	(1,436)
Class C	(115,926)	(446,407)
Transactions in Shares of Beneficial Interest
Net decrease	(2,930,741)	(839,189)

Total decrease	(3,804,305)	(2,245,300)
Net Assets
Beginning of period	94,918,574	97,163,874

End of period (including distributions in excess of net investment income of ($45,614) and ($44,269), respectively)	$91,114,269	$94,918,574

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Virginia
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,157,352	$6,542,651
Net realized gain on investment transactions	998,031	2,055,509
Net change in unrealized appreciation/depreciation of investments	(2,850,673)	(6,519,297)

Net increase in net assets from operations	1,304,710	2,078,863
Dividends to Shareholders from
Net investment income
Class A	(2,226,439)	(5,248,781)
Class B	(1,009)	(2,612)
Class C	(457,529)	(1,206,472)
Advisor Class	(576,773)	(316,528)
Transactions in Shares of Beneficial Interest
Net decrease	(238,792)	(11,562,507)

Total decrease	(2,195,832)	(16,258,037)
Net Assets
Beginning of period	229,900,836	246,158,873

End of period (including distributions in excess of net investment income of ($299,953) and ($195,555), respectively)	$227,705,004	$229,900,836

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund II (the “Fund”) which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series company currently comprised of seven portfolios: AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers Class A, Class B and Class C shares. Class T shares have been authorized but currently are not offered. Effective July 25, 2016, AB Massachusetts Portfolio and AB Virginia Portfolio commenced offering of Advisor Class Shares. Class T shares for each Portfolio have been authorized but currently are not offered. Advisor Class shares for AB Arizona Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Pennsylvania Portfolio have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolios to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolio’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income

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NOTES TO FINANCIAL STATEMENTS (continued)

and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the

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Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2017:

AB Arizona Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$112,100,371		$7,436,620		$119,536,991

Total Investments in Securities		– 0	–	112,100,371		7,436,620		119,536,991
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(37,114)		– 0	–	(37,114	)(b)

Total(c)	$	– 0	–	$112,063,257		$7,436,620		$119,499,877

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AB Massachusetts Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$240,499,584		$2,825,127		$243,324,711
Short-Term Investments		208,709		– 0	–	– 0	–	208,709

Total Investments in Securities		208,709		240,499,584		2,825,127		243,533,420
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	60,668		– 0	–	60,668
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(80,801)		– 0	–	(80,801	)(b)

Total(c)		$208,709		$240,479,451		$2,825,127		$243,513,287

AB Minnesota Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$73,030,474		$1,124,193		$74,154,667
Short-Term Investments		197,736		– 0	–	– 0	–	197,736

Total Investments in Securities		197,736		73,030,474		1,124,193		74,352,403
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(30,056)		– 0	–	(30,056	)(b)

Total(c)		$197,736		$73,000,418		$1,124,193		$74,322,347

AB New Jersey Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$108,654,717		$1,727,874		$110,382,591

Total Investments in Securities		– 0	–	108,654,717		1,727,874		110,382,591
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(56,056)		– 0	–	(56,056	)(b)

Total(c)	$	– 0	–	$108,598,661		$1,727,874		$110,326,535

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AB Ohio Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$88,991,888		$2,878,016		$91,869,904
Short-Term Investments		191,509		– 0	–	– 0	–	191,509

Total Investments in Securities		191,509		88,991,888		2,878,016		92,061,413
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	100,191		– 0	–	100,191	(b)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(100,180)		– 0	–	(100,180	)(b)

Total(c)		$191,509		$88,991,899		$2,878,016		$92,061,424

AB Pennsylvania Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$86,151,349		$4,525,172		$90,676,521

Total Investments in Securities		– 0	–	86,151,349		4,525,172		90,676,521
Other Financial Instruments(a)		– 0	–	– 0	–	– 0	–	– 0	–

Total(c)	$	– 0	–	$86,151,349		$4,525,172		$90,676,521

AB Virginia Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$203,790,804		$21,647,362		$225,438,166
Short-Term Investments		37,206		– 0	–	– 0	–	37,206

Total Investments in Securities		37,206		203,790,804		21,647,362		225,475,372
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	53,085		– 0	–	53,085
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(68,716)		– 0	–	(68,716	)(b)

Total(c)		$37,206		$203,775,173		$21,647,362		$225,459,741

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(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments. Exchange-traded swaps with upfront premiums are presented here as market value.

(c)	There were no transfers between any levels during the reporting period.

As of November 30, 2017, all Level 3 securities were priced by third party vendors.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

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3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. During the six months ended November 30, 2017, the Portfolios did not engage in such transactions. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discounts and market discounts as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio’s average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis (the “Expense Caps”) as follows:

	Effective January 30, 2015
Portfolio	Class A	Class B	Class C
AB Arizona	.78%	1.53%	1.53%
AB Massachusetts	.77%	1.52%	1.52%
AB Minnesota	.85%	1.60%	1.60%
AB New Jersey	.82%	1.57%	1.57%
AB Ohio	.80%	1.55%	1.55%
AB Pennsylvania	.85%	1.60%	1.60%
AB Virginia	.80%	1.55%	1.55%

Effective July 25, 2016
Portfolio	Advisor Class
AB Massachusetts	.52%
AB Virginia	.55%

The Expense Caps will extend through September 29, 2018 and then may be extended by the Adviser for additional one year terms. For the six months ended November 30, 2017, such reimbursements/waivers amounted to $118,064, $123,001, $107,066, $100,743, $119,744, $96,962 and $91,011 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2017, the reimbursement for such services amounted to $32,795, $32,410, $32,546, $32,440, $32,546, $32,656 and $32,659 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

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During the year ended May 31, 2017, the Adviser reimbursed the AB Ohio Portfolio $249 for trading losses incurred due to a trade entry error.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended November 30, 2017, such compensation retained by ABIS amounted to: $9,050, $14,952, $9,102, $9,304, $9,008, $9,874 and $14,122 for AB Arizona Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended November 30, 2017 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A			Class B			Class C
AB Arizona	$119		$	– 0	–	$	– 0	–	$1,021
AB Massachusetts	– 0	–		2,870			– 0	–	1,610
AB Minnesota	– 0	–		– 0	–		– 0	–	356
AB New Jersey	– 0	–		103			– 0	–	50
AB Ohio	2			– 0	–		– 0	–	222
AB Pennsylvania	111			– 0	–		– 0	–	277
AB Virginia	60			– 0	–		– 0	–	927

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolios in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolios’ pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2017 such waiver amounted to:

Portfolio	Amount	Portfolio	Amount
Arizona	$1,206	Ohio	$569
Massachusetts	493	Pennsylvania	448
Minnesota	359	Virginia	654
New Jersey	413

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A summary of the Portfolio’s transactions in AB mutual funds for the six months ended November 30, 2017 is as follows:

AB ARIZONA PORTFOLIO
Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)			Dividend Income (000)
Government Money Market Portfolio	$803	$8,507	$9,310	$	– 0	–	$5

AB MASSACHUSETTS PORTFOLIO
Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$10,017	$9,808	$209	$2

AB MINNESOTA PORTFOLIO
Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$7,247	$7,049	$198	$2

AB NEW JERSEY PORTFOLIO
Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)			Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$5,722	$5,722	$	– 0	–	$2

AB OHIO PORTFOLIO
Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)	Dividend Income (000)
Government Money Market Portfolio	$793	$5,391	$5,992	$192	$2

AB PENNSYLVANIA PORTFOLIO
Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)			Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$10,302	$10,302	$	– 0	–	$2

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AB VIRGINIA PORTFOLIO
Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)	Dividend Income (000)
Government Money Market Portfolio	$539	$15,012	$15,514	$37	$3

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolio’s average daily net assets attributable to Class A shares and 1% of the Portfolio’s average daily net assets attributable to both Class B and Class C shares. Effective January 30, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolio’s operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
AB Arizona	$3,375,451	$2,258,307
AB Massachusetts	3,327,954	4,099,491
AB Minnesota	2,638,754	2,869,450
AB New Jersey	5,235,315	3,819,147
AB Ohio	4,270,933	4,083,900
AB Pennsylvania	3,518,709	3,597,281
AB Virginia	3,534,114	3,475,590

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2017, were as follows:

Portfolio	Purchases	Sales
AB Arizona	$4,207,151	$5,516,761
AB Massachusetts	20,224,620	20,373,226
AB Minnesota	7,123,716	10,331,603
AB New Jersey	7,987,591	5,787,886
AB Ohio	2,637,354	4,122,347
AB Pennsylvania	13,114,466	14,139,719
AB Virginia	21,569,745	20,167,184

There were no purchases or sales of U.S. government and government agency obligations for the six months ended November 30, 2017.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Appreciation
Portfolio		Appreciation	(Depreciation)
AB Arizona	$115,137,108	$4,560,182	$(197,413)	$4,362,769
AB Massachusetts	232,652,453	11,302,207	(441,373)	10,860,834
AB Minnesota	71,129,480	3,260,820	(67,953)	3,192,867
AB New Jersey	103,178,810	7,256,832	(109,107)	7,147,725
AB Ohio	87,134,833	5,030,364	(195,125)	4,835,239
AB Pennsylvania	86,485,296	4,595,924	(404,699)	4,191,225
AB Virginia	215,376,076	10,485,571	(401,906)	10,083,665

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or

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received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enters into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such

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receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2017, the Portfolios held interest rate swaps for hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative

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financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty table below.

During the six months ended November 30, 2017, the Portfolios had entered into the following derivatives:

AB Arizona Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange traded swaps	$37,114	*

Total				$37,114

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(58,279)	$(17,896)

Total		$(58,279)	$(17,896)

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AB Massachusetts Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange traded swaps	$80,801	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	$60,668

Total		$60,668		$80,801

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$27,655	$(209,512)

Total		$27,655	$(209,512)

AB Minnesota Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange traded swaps	$30,056	*

Total				$30,056

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$36,585	$(110,520)

Total		$36,585	$(110,520)

AB New Jersey Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange traded swaps	$56,056	*

Total				$56,056

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(77,178)	$(4,927)

Total		$(77,178)	$(4,927)

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AB Ohio Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange traded swaps	$8,839	*	Receivable/Payable for variation margin on exchange traded swaps	$100,180	*

Total		$8,839			$100,180

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(3,374)	$(201)

Total		$(3,374)	$(201)

AB Pennsylvania Portfolio
Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$24,519	$(15,738)

Total		$24,519	$(15,738)

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AB Virginia Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on exchange traded swaps	$68,716	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	$53,085

Total		$53,085		$68,716

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(29,161)	$(64,181)

Total		$(29,161)	$(64,181)

The following tables represent the average monthly volume of the Portfolio’s derivative transactions during the six months ended November 30, 2017:

AB Arizona Portfolio
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,142,857

AB Massachusetts Portfolio
Interest Rate Swaps:
Average notional amount	$8,000,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$15,797,143

AB Minnesota Portfolio
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,338,571

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AB New Jersey Portfolio
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,227,143

AB Ohio Portfolio
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,934,000	(a)

(a)	Positions were open for four months during the period.

AB Pennsylvania Portfolio
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,177,500	(a)

(a)	Positions were open for three months during the period.

AB Virginia Portfolio
Interest Rate Swaps:
Average notional amount	$7,000,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$5,607,143

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Portfolios as of November 30, 2017. Exchange-traded derivatives are not subject to netting arrangements and as such are excluded from the tables.

Massachusetts Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received*			Security Collateral Received*	Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$60,668	$	– 0	–	$	– 0	–	$(60,668)	$	– 0	–

Total	$60,668	$	– 0	–	$	– 0	–	$(60,668)	$	– 0	–^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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Virginia Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$53,085	$	– 0	–	$	– 0	–	$	– 0	–	$53,085

Total	$53,085	$	– 0	–	$	– 0	–	$	– 0	–	$53,085	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class A
Shares sold	636,332	1,100,025	$7,101,454	$12,311,299

Shares issued in reinvestment of dividends	76,317	160,453	850,119	1,792,410

Shares converted from Class B	32,676	700	366,945	7,935

Shares converted from Class C	11,503	307,025	128,581	3,392,629

Shares redeemed	(1,022,155)	(1,443,203)	(11,421,147)	(16,046,439)

Net increase (decrease)	(265,327)	125,000	$(2,974,048)	$1,457,834

Class B
Shares sold	26	54	$300	$600

Shares issued in reinvestment of dividends	21	24	231	266

Shares converted to Class A	(32,705)	(701)	(366,945)	(7,935)

Shares redeemed	(13)	(1)	(137)	(12)

Net decrease	(32,671)	(624)	$(366,551)	$(7,081)

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	AB Arizona Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class C
Shares sold	95,414	219,265	$1,063,247	$2,472,980

Shares issued in reinvestment of dividends	11,277	30,841	125,447	344,069

Shares converted to Class A	(11,520)	(307,582)	(128,581)	(3,392,629)

Shares redeemed	(135,767)	(448,669)	(1,513,449)	(4,994,388)

Net decrease	(40,596)	(506,145)	$(453,336)	$(5,569,968)

	AB Massachusetts Portfolio
	Shares				Amount
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31, 2017		Six Months Ended November 30, 2017 (unaudited)			Year Ended May 31, 2017

Class A
Shares sold	867,977		2,795,470			$9,837,599		$31,895,218

Shares issued in reinvestment of dividends	124,135		276,039			1,404,130		3,146,808

Shares converted from Class B	608		6,542			6,911		75,026

Shares converted from Class C	222,312		450,716			2,516,823		5,066,052

Shares redeemed	(1,830,147)		(5,378,918)			(20,736,109)		(60,747,306)

Net decrease	(615,115)		(1,850,151)			$(6,970,646)		$(20,564,202)

Class B
Shares sold	– 0	–	677		$	– 0	–	$7,895

Shares issued in reinvestment of dividends	90		238			1,017		2,718

Shares converted to Class A	(609)		(6,553)			(6,911)		(75,026)

Shares redeemed	– 0	–	– 0	–(a)		– 0	–	(3)

Net decrease	(519)		(5,638)			$(5,894)		$(64,416)

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	AB Massachusetts Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class C
Shares sold	96,325	440,216	$1,090,542	$5,056,751

Shares issued in reinvestment of dividends	34,225	81,587	386,493	927,854

Shares converted to Class A	(222,706)	(451,520)	(2,516,823)	(5,066,052)

Shares redeemed	(311,910)	(751,748)	(3,529,623)	(8,494,892)

Net decrease	(404,066)	(681,465)	$(4,569,411)	$(7,576,339)

Advisor Class(b)
Shares sold	1,509,598	4,135,112	$17,093,873	$46,633,149

Shares issued in reinvestment of dividends	32,410	17,543	366,415	197,304

Shares redeemed	(831,479)	(432,797)	(9,419,405)	(4,846,955)

Net increase	710,529	3,719,858	$8,040,883	$41,983,498

(a)	Amount is less than one share.

(b)	Commenced distribution on July 25, 2016.

	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class A
Shares sold	397,823	1,071,113	$4,099,821	$11,103,795

Shares issued in reinvestment of dividends	63,648	135,538	654,420	1,401,490

Shares converted from Class B	1,206	35	12,372	365

Shares converted from Class C	18,378	335,264	189,898	3,426,395

Shares redeemed	(629,446)	(1,387,689)	(6,476,787)	(14,183,034)

Net increase (decrease)	(148,391)	154,261	$(1,520,276)	$1,749,011

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	AB Minnesota Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class B
Shares sold	19	2,878	$200	$30,573

Shares issued in reinvestment of dividends	31	82	319	846

Shares converted to Class A	(1,205)	(35)	(12,372)	(365)

Shares redeemed	(11)	(337)	(123)	(3,546)

Net increase (decrease)	(1,166)	2,588	$(11,976)	$27,508

Class C
Shares sold	32,698	111,276	$337,616	$1,150,730

Shares issued in reinvestment of dividends	8,509	26,206	87,572	271,125

Shares converted to Class A	(18,360)	(334,936)	(189,898)	(3,426,395)

Shares redeemed	(135,537)	(273,470)	(1,397,428)	(2,811,777)

Net decrease	(112,690)	(470,924)	$(1,162,138)	$(4,816,317)

	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class A
Shares sold	607,576	1,080,629	$5,941,499	$10,498,136

Shares issued in reinvestment of dividends	80,678	151,049	788,621	1,475,050

Shares converted from Class B	2,494	5,871	24,411	57,688

Shares converted from Class C	133,185	888,253	1,302,518	8,589,410

Shares redeemed	(493,142)	(1,471,390)	(4,830,389)	(14,294,640)

Net increase	330,791	654,412	$3,226,660	$6,325,644

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	AB New Jersey Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class B
Shares sold	64	7,026	$625	$66,994

Shares issued in reinvestment of dividends	98	632	956	6,181

Shares converted to Class A	(2,494)	(5,871)	(24,411)	(57,688)

Shares redeemed	(1)	(8,257)	(5)	(79,399)

Net decrease	(2,333)	(6,470)	$(22,835)	$(63,912)

Class C
Shares sold	46,919	128,727	$459,206	$1,264,018

Shares issued in reinvestment of dividends	14,170	48,451	138,600	473,329

Shares converted to Class A	(133,112)	(887,336)	(1,302,518)	(8,589,410)

Shares redeemed	(105,866)	(555,556)	(1,036,844)	(5,376,729)

Net decrease	(177,889)	(1,265,714)	$(1,741,556)	$(12,228,792)

	AB Ohio Portfolio
	Shares			Amount
	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31, 2017

Class A
Shares sold	172,427		739,282	$1,732,145		$7,419,537

Shares issued in reinvestment of dividends	70,233		137,228	703,372		1,377,207

Shares converted from Class B	214		1,011	2,152		10,220

Shares converted from Class C	237		1,009,140	2,365		10,030,848

Shares redeemed	(520,451)		(2,163,901)	(5,223,319)		(21,470,790)

Net decrease	(277,340)		(277,240)	$(2,783,285)		$(2,632,978)

Class B
Shares sold	180		371	$1,800		$3,720

Shares issued in reinvestment of dividends	26		73	261		733

Shares converted to Class A	(215)		(1,012)	(2,152)		(10,220)

Shares redeemed	– 0	–	(1,945)	– 0	–	(19,256)

Net decrease	(9)		(2,513)	$(91)		$(25,023)

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	AB Ohio Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class C
Shares sold	36,791	101,274	$369,485	$1,019,011

Shares issued in reinvestment of dividends	9,623	34,774	96,295	348,688

Shares converted to Class A	(237)	(1,009,140)	(2,365)	(10,030,848)

Shares redeemed	(131,261)	(416,302)	(1,317,324)	(4,153,318)

Net decrease	(85,084)	(1,289,394)	$(853,909)	$(12,816,467)

	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class A
Shares sold	113,751	883,934	$1,197,525	$9,182,275

Shares issued in reinvestment of dividends	66,548	122,547	698,875	1,290,087

Shares converted from Class B	564	1,547	5,941	16,307

Shares converted from Class C	33,020	802,935	348,349	8,366,586

Shares redeemed	(414,201)	(864,472)	(4,362,133)	(9,041,367)

Net increase (decrease)	(200,318)	946,491	$(2,111,443)	$9,813,888

Class B
Shares sold	154	317	$1,621	$3,340

Shares issued in reinvestment of dividends	49	117	520	1,237

Shares converted to Class A	(564)	(1,547)	(5,941)	(16,307)

Shares redeemed	(1,059)	1	(11,116)	(7)

Net decrease	(1,420)	(1,112)	$(14,916)	$(11,737)

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	AB Pennsylvania Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class C
Shares sold	11,575	115,785	$121,924	$1,232,989

Shares issued in reinvestment of dividends	8,703	31,897	91,439	335,821

Shares converted to Class A	(32,995)	(802,935)	(348,349)	(8,366,586)

Shares redeemed	(63,587)	(368,614)	(669,396)	(3,843,564)

Net decrease	(76,304)	(1,023,867)	$(804,382)	$(10,641,340)

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Class A
Shares sold	461,980	1,554,345	$5,160,247	$17,443,300

Shares issued in reinvestment of dividends	107,311	249,634	1,197,403	2,797,677

Shares converted from Class B	2,236	1,670	24,951	18,786

Shares converted from Class C	13,798	841,423	154,091	9,314,552

Shares redeemed	(1,403,440)	(5,050,725)	(15,701,967)	(56,085,933)

Net decrease	(818,115)	(2,403,653)	$(9,165,275)	$(26,511,618)

Class B
Shares sold	90	299	$1,000	$3,350

Shares issued in reinvestment of dividends	77	208	865	2,328

Shares converted to Class A	(2,240)	(1,673)	(24,951)	(18,786)

Shares redeemed	(2,077)	(11)	(23,197)	(128)

Net decrease	(4,150)	(1,177)	$(46,283)	$(13,236)

Class C
Shares sold	124,325	269,384	$1,385,126	$3,028,595

Shares issued in reinvestment of dividends	31,140	81,253	346,552	907,301

Shares converted to Class A	(13,835)	(843,709)	(154,091)	(9,314,552)

Shares redeemed	(220,742)	(695,233)	(2,462,372)	(7,707,330)

Net decrease	(79,112)	(1,188,305)	$(884,785)	$(13,085,986)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Virginia Portfolio
	Shares		Amount
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017

Advisor Class(a)
Shares sold	1,009,480	2,826,630	$11,306,425	$31,347,927

Shares issued in reinvestment of dividends	29,405	14,808	328,253	164,105

Shares redeemed	(158,860)	(315,237)	(1,777,127)	(3,463,699)

Net increase	880,025	2,526,201	$9,857,551	$28,048,333

(a)	Commenced distribution on July 25, 2016.

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk — An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk — This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolios of the Fund are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

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In addition, recent tax law changes could have a material impact on the value of municipal securities. Changes in tax rates or the treatment of income from municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Interest Rate Risk — Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolios may be subject to a heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk — Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk — This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk — Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading

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volumes, large positions and heavy redemptions of portfolio shares. Over recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk — The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Tax Risk — There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal income and state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. Recent federal legislation included reductions in tax rates for individuals, with relatively larger reductions in tax rates for corporations. These tax rate reductions may reduce the demand for municipal bonds which could reduce the value of municipal bonds held by the Portfolios.

Indemnification Risk — In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2017.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2017 and May 31, 2016 were as follows:

AB Arizona Portfolio	2017	2016
Ordinary income	$16,896	$17,423

Total taxable distributions	16,896	17,423
Tax exempt distributions	3,736,884	3,880,882

Total distributions paid	$3,753,780	$3,898,305

AB Massachusetts Portfolio	2017	2016
Distributions paid from:
Ordinary income	$267,815	$253,184
Long-term capital gains	9,793	– 0	–

Total taxable distributions	277,608	253,184
Tax exempt distributions	6,949,905	6,875,031

Total distributions paid	$7,227,513	$7,128,215

AB Minnesota Portfolio	2017	2016
Distributions paid from:
Ordinary income	$41,050	$116,840
Long-term capital gains	179,048	3,454

Total taxable distributions	220,098	120,294
Tax exempt distributions	2,164,773	2,328,742

Total distributions paid	$2,384,871	$2,449,036

AB New Jersey Portfolio	2017	2016
Distributions paid from:
Ordinary income	$50,312	$117,128

Total taxable distributions	50,312	117,128
Tax exempt distributions	3,507,702	3,646,685

Total distributions paid	$3,558,014	$3,763,813

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Ohio Portfolio	2017	2016
Distributions paid from:
Ordinary income	$20,424	$130,039

Total taxable distributions	20,424	130,039
Tax exempt distributions	2,721,279	3,113,376

Total distributions paid	$2,741,703	$3,243,415

AB Pennsylvania Portfolio	2017	2016
Distributions paid from:
Ordinary income	$4,643	$4,793

Total taxable distributions	4,643	4,793
Tax exempt distributions	2,650,896	2,808,486

Total distributions paid	$2,655,539	$2,813,279

AB Virginia Portfolio	2017	2016
Distributions paid from:
Ordinary income	$222,332	$238,512

Total taxable distributions	222,332	238,512
Tax exempt distributions	6,552,061	6,753,361

Total distributions paid	$6,774,393	$6,991,873

As of May 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income(a)	Undistributed Long-Term Gains	Accumulated Capital and Other Losses(b)	Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
AB Arizona	$	– 0	–	$	– 0	–	$(1,043,018)	$5,364,897	$4,321,879
AB Massachusetts	– 0	–	62,504	– 0	–	13,622,996	13,685,500
AB Minnesota	– 0	–	– 0	–	(149,850)	4,115,867	3,966,017
AB New Jersey	– 0	–	– 0	–	(3,494,615)	7,831,614	4,336,999
AB Ohio	– 0	–	– 0	–	(5,287,389)	5,883,035	595,646
AB Pennsylvania	31,084	– 0	–	(1,529,567)	5,578,677	4,080,194
AB Virginia	– 0	–	– 0	–	(3,151,501)	12,881,093	9,729,592

(a)	These amounts represent 100% tax exempt income.

(b)	At May 31, 2017, AB Arizona Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal period, AB Arizona Portfolio, AB Massachusetts Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio utilized capital loss carryforwards of $375,451, $386,016, $908,422, $319,973, $1,170,174 and $1,815,914, respectively, to offset current year net realized gains. AB Minnesota Portfolio had a post-October short-term capital loss deferral of $149,850. These losses are deemed to arise on June 1, 2017.

(c)The	differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of tender option bonds.

(d)The	differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable to shareholders.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of May 31, 2017, certain Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount	Long-Term Amount	Expiration
AB Arizona	$607,308	$435,710	No expiration
AB New Jersey	236,173	n/a	2018
AB New Jersey	95,620	n/a	2019
AB New Jersey	2,265,339	897,483	No expiration
AB Ohio	1,649,250	3,638,139	No expiration
AB Pennsylvania	1,981	1,527,586	No expiration
AB Virginia	1,700,051	1,451,450	No expiration

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class A
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2017	2016		2014	2013	2012

Net asset value, beginning of period	$ 11.16	$ 11.36	$ 11.01	$ 11.05	$ 10.72	$ 11.41	$ 10.95

Income From Investment Operations
Net investment income(b)(c)	.16	.34	.35	.25	.40	.40	.43
Net realized and unrealized gain (loss) on investment transactions	(.09)	(.20)	.35	(.04)	.33	(.69)	.46

Net increase (decrease) in net asset value from operations	.07	.14	.70	.21	.73	(.29)	.89

Less: Dividends
Dividends from net investment income	(.16)	(.34)	(.35)	(.25)	(.40)	(.40)	(.43)

Net asset value, end of period	$ 11.07	$ 11.16	$ 11.36	$ 11.01	$ 11.05	$ 10.72	$ 11.41

Total Return
Total investment return based on net asset value(d)	.66%	1.28%	6.50%	1.94%	6.90%	(2.65)%	8.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101,770	$105,539	$106,037	$104,489	$107,843	$117,342	$140,768
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.78%^	.78%	.78%	.80%^	.79%	.79%	.79%
Expenses, before waivers/reimbursements(e)	.97%^	.97%	.96%	1.00%^	.99%	.93%	.95%
Net investment income(b)	2.93%^	3.04%	3.17%	3.43%^	3.65%	3.54%	3.85%
Portfolio turnover rate	3%	12%	11%	21%	15%	24%	17%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class B
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2017	2016		2014	2013	2012

Net asset value, beginning of period	$ 11.14	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93

Income From Investment Operations
Net investment income(b)(c)	.12	.26	.27	.20	.32	.32	.35
Net realized and unrealized gain (loss) on investment transactions	(.08)	(.21)	.36	(.04)	.33	(.69)	.46

Net increase (decrease) in net asset value from operations	.04	.05	.63	.16	.65	(.37)	.81

Less: Dividends
Dividends from net investment income	(.12)	(.26)	(.27)	(.20)	(.32)	(.32)	(.35)

Net asset value, end of period	$ 11.06	$ 11.14	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39

Total Return
Total investment return based on net asset value(d)	.37%	.44%	5.81%	1.45%	6.17%	(3.34)%	7.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8	$373	$387	$412	$546	$769	$1,933
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.53%^	1.53%	1.53%	1.53%^	1.49%	1.49%	1.49%
Expenses, before waivers/reimbursements(e)	1.73%^	1.73%	1.71%	1.72%^	1.70%	1.63%	1.67%
Net investment income(b)	2.18%^	2.30%	2.43%	2.72%^	2.96%	2.83%	3.17%
Portfolio turnover rate	3%	12%	11%	21%	15%	24%	17%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Arizona Portfolio
	Class C
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2017	2016		2014	2013	2012

Net asset value, beginning of period	$ 11.14	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39	$ 10.93

Income From Investment Operations
Net investment income(b)(c)	.12	.26	.27	.20	.32	.32	.35
Net realized and unrealized gain (loss) on investment transactions	(.08)	(.21)	.36	(.04)	.33	(.69)	.46

Net increase (decrease) in net asset value from operations	.04	.05	.63	.16	.65	(.37)	.81

Less: Dividends
Dividends from net investment income	(.12)	(.26)	(.27)	(.20)	(.32)	(.32)	(.35)

Net asset value, end of period	$ 11.06	$ 11.14	$ 11.35	$ 10.99	$ 11.03	$ 10.70	$ 11.39

Total Return
Total investment return based on net asset value(d)	.37%	.44%	5.81%	1.45%	6.17%	(3.34)%	7.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,852	$19,454	$25,550	$24,900	$25,203	$30,060	$35,464
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.53%^	1.53%	1.53%	1.53%^	1.49%	1.49%	1.49%
Expenses, before waivers/reimbursements(e)	1.72%^	1.72%	1.71%	1.72%^	1.70%	1.63%	1.65%
Net investment income(b)	2.18%^	2.29%	2.43%	2.71%^	2.96%	2.84%	3.16%
Portfolio turnover rate	3%	12%	11%	21%	15%	24%	17%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class A
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 11.35	$ 11.61	$ 11.37	$ 11.36	$ 11.05	$ 11.87	$ 11.28

Income From Investment Operations
Net investment income(b)(c)	.16	.33	.35	.24	.37	.37	.39
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.24)	.25	.02	.33	(.76)	.61

Net increase (decrease) in net asset value from operations	.06	.09	.60	.26	.70	(.39)	1.00

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.35)	(.36)	(.25)	(.39)	(.39)	(.41)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.17)	(.35)	(.36)	(.25)	(.39)	(.43)	(.41)

Net asset value, end of period	$ 11.24	$ 11.35	$ 11.61	$ 11.37	$ 11.36	$ 11.05	$ 11.87

Total Return
Total investment return based on net asset value(d)	.54%	.78%	5.38%	2.26%	6.42%	(3.38)%	8.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$155,523	$163,988	$189,259	$188,934	$194,274	$202,230	$233,271
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.77	%^	.77%	.77%	.80	%^	.82%	.82%	.82%
Expenses, before waivers/reimbursements	.87	%^	.88%	.87%	.90	%^	.91%	.88%	.88%
Net investment income(b)	2.88	%^	2.92%	3.04%	3.10	%^	3.35%	3.18%	3.33%
Portfolio turnover rate	8%	13%	15%	12%	9%	19%	6%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class B
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 11.33	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.25

Income From Investment Operations
Net investment income(b)(c)	.12	.25	.27	.18	.30	.29	.31
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.25)	.25	.02	.32	(.76)	.62

Net increase (decrease) in net asset value from operations	.02	– 0	–	.52	.20	.62	(.47)	.93

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.26)	(.28)	(.19)	(.31)	(.31)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.13)	(.26)	(.28)	(.19)	(.31)	(.35)	(.33)

Net asset value, end of period	$ 11.22	$ 11.33	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85

Total Return
Total investment return based on net asset value(d)	.16%	.03%	4.61%	1.77%	5.70%	(4.05)%	8.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86	$93	$160	$399	$656	$1,426	$2,223
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52	%^	1.52%	1.52%	1.52%
Expenses, before waivers/reimbursements	1.64	%^	1.63%	1.64%	1.63	%^	1.61%	1.58%	1.60%
Net investment income(b)	2.14	%^	2.17%	2.32%	2.39	%^	2.69%	2.49%	2.66%
Portfolio turnover rate	8%	13%	15%	12%	9%	19%	6%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Massachusetts Portfolio
Class C
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 11.33	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85	$ 11.26

Income From Investment Operations
Net investment income(b)(c)	.12	.25	.26	.18	.30	.29	.31
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.25)	.26	.02	.32	(.76)	.61

Net increase (decrease) in net asset value from operations	.02	– 0	–	.52	.20	.62	(.47)	.92

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.26)	(.28)	(.19)	(.31)	(.31)	(.33)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.13)	(.26)	(.28)	(.19)	(.31)	(.35)	(.33)

Net asset value, end of period	$ 11.22	$ 11.33	$ 11.59	$ 11.35	$ 11.34	$ 11.03	$ 11.85

Total Return
Total investment return based on net asset value(d)	.16%	.03%	4.61%	1.77%	5.70%	(4.06)%	8.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,567	$45,530	$54,482	$53,570	$54,108	$64,298	$70,889
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52	%^	1.52%	1.52%	1.52%
Expenses, before waivers/reimbursements	1.62	%^	1.63%	1.63%	1.63	%^	1.61%	1.59%	1.59%
Net investment income(b)	2.14	%^	2.17%	2.29%	2.39	%^	2.67%	2.49%	2.64%
Portfolio turnover rate	8%	13%	15%	12%	9%	19%	6%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Massachusetts Portfolio
	Advisor Class
	Six Months Ended November 30, 2017 (unaudited)	July 25, 2016(f) to May 31, 2017
Net asset value, beginning of period	$ 11.34	$ 11.72

Income From Investment Operations
Net investment income(b)(c)	.18	.30
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.36)

Net increase (decrease) in net asset value from operations	.08	(.06)

Less: Dividends
Dividends from net investment income	(.19)	(.32)

Net asset value, end of period	$ 11.23	$ 11.34

Total Return
Total investment return based on net asset value(d)	.67%	(.48)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,757	$42,177
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.52%	.52%
Expenses, before waivers/reimbursements^	.62%	.65%
Net investment income^(b)	3.14%	3.22%
Portfolio turnover rate	8%	13%

See	footnote summary on pages 155-156.

abfunds.com	AB MUNICIPAL INCOME FUND II | 139

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class A
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.33	$ 10.54	$ 10.33	$ 10.46	$ 10.13	$ 10.72	$ 10.35

Income From Investment Operations
Net investment income(b)(c)	.14	.29	.31	.20	.31	.31	.35
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.19)	.22	(.06)	.35	(.54)	.38

Net increase (decrease) in net asset value from operations	.04	.10	.53	.14	.66	(.23)	.73

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.29)	(.32)	(.21)	(.33)	(.32)	(.36)
Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–	(.06)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.14)	(.31)	(.32)	(.27)	(.33)	(.36)	(.36)

Net asset value, end of period	$ 10.23	$ 10.33	$ 10.54	$ 10.33	$ 10.46	$ 10.13	$ 10.72

Total Return
Total investment return based on net asset value(d)	.43%	1.03%	5.24%	1.37%	6.60%	(2.24)%	7.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,439	$67,611	$67,380	$70,197	$69,595	$72,221	$85,035
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.85	%^	.85%	.86%	.88	%^	.90%	.90%	.91%
Expenses, before waivers/reimbursements(e)	1.12	%^	1.11%	1.08%	1.08	%^	1.09%	1.02%	1.02%
Net investment income(b)	2.78	%^	2.77%	2.94%	2.90	%^	3.04%	2.93%	3.29%
Portfolio turnover rate	9%	12%	10%	11%	19%	17%	14%

See	footnote summary on pages 155-156.

140 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class B
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.33	$ 10.55	$ 10.33	$ 10.45	$ 10.12	$ 10.71	$ 10.35

Income From Investment Operations
Net investment income(b)(c)	.11	.21	.23	.15	.24	.24	.28
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.19)	.23	(.05)	.35	(.54)	.37

Net increase (decrease) in net asset value from operations	.01	.02	.46	.10	.59	(.30)	.65

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.22)	(.24)	(.16)	(.26)	(.25)	(.29)
Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–	(.06)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.11)	(.24)	(.24)	(.22)	(.26)	(.29)	(.29)

Net asset value, end of period	$ 10.23	$ 10.33	$ 10.55	$ 10.33	$ 10.45	$ 10.12	$ 10.71

Total Return
Total investment return based on net asset value(d)	.05%	.18%	4.55%	.98%	5.86%	(2.92)%	6.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29	$41	$15	$34	$91	$128	$196
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.60	%^	1.60%	1.60%	1.60	%^	1.60%	1.60%	1.61%
Expenses, before waivers/reimbursements(e)	1.96	%^	1.92%	1.84%	1.82	%^	1.81%	1.73%	1.94%
Net investment income(b)	2.03	%^	2.03%	2.20%	2.18	%^	2.34%	2.23%	2.62%
Portfolio turnover rate	9%	12%	10%	11%	19%	17%	14%

See	footnote summary on pages 155-156.

abfunds.com	AB MUNICIPAL INCOME FUND II | 141

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Minnesota Portfolio
Class C
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.34	$ 10.55	$ 10.34	$ 10.47	$ 10.14	$ 10.73	$ 10.36

Income From Investment Operations
Net investment income(b)(c)	.11	.21	.23	.15	.24	.24	.27
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.18)	.23	(.06)	.35	(.54)	.39

Net increase (decrease) in net asset value from operations	.01	.03	.46	.09	.59	(.30)	.66

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.22)	(.25)	(.16)	(.26)	(.25)	(.29)
Distributions from net realized gain on investment transactions	– 0	–	(.02)	– 0	–	(.06)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.11)	(.24)	(.25)	(.22)	(.26)	(.29)	(.29)

Net asset value, end of period	$ 10.24	$ 10.34	$ 10.55	$ 10.34	$ 10.47	$ 10.14	$ 10.73

Total Return
Total investment return based on net asset value(d)	.06%	.27%	4.45%	.88%	5.86%	(2.92)%	6.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,724	$10,984	$16,178	$15,680	$16,126	$19,064	$22,445
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.60	%^	1.60%	1.61%	1.60	%^	1.60%	1.60%	1.61%
Expenses, before waivers/reimbursements(e)	1.88	%^	1.85%	1.84%	1.81	%^	1.79%	1.72%	1.72%
Net investment income(b)	2.03	%^	2.01%	2.18%	2.17	%^	2.34%	2.23%	2.58%
Portfolio turnover rate	9%	12%	10%	11%	19%	17%	14%

See	footnote summary on pages 155-156.

142 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class A
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2017	2016		2014	2013	2012

Net asset value, beginning of period	$ 9.78	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22	$ 9.71

Income From Investment Operations
Net investment income(b)(c)	.16	.32	.32	.22	.35	.33	.37
Net realized and unrealized gain (loss) on investment transactions	(.03)	(.14)	.28	(.08)	.22	(.66)	.52

Net increase (decrease) in net asset value from operations	.13	.18	.60	.14	.57	(.33)	.89

Less: Dividends
Dividends from net investment income	(.16)	(.33)	(.34)	(.23)	(.36)	(.34)	(.38)

Net asset value, end of period	$ 9.75	$ 9.78	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22

Total Return
Total investment return based on net asset value(d)	1.30%	1.82%	6.27%	1.43%	6.04%	(3.30)%	9.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$95,388	$92,494	$87,365	$90,559	$100,039	$113,048	$122,671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.82%^	.82%	.82%	.85%^	.87%	.87%	.87%
Expenses, before waivers/reimbursements	1.00%^	1.01%	.99%	1.00%^	1.00%	.95%	.96%
Net investment income(b)	3.19%^	3.29%	3.33%	3.42%^	3.62%	3.34%	3.70%
Portfolio turnover rate	5%	8%	14%	2%	16%	30%	14%

See	footnote summary on pages 155-156.

abfunds.com	AB MUNICIPAL INCOME FUND II | 143

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class B
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2017	2016		2014	2013	2012

Net asset value, beginning of period	$ 9.78	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22	$ 9.71

Income From Investment Operations
Net investment income(b)(c)	.12	.25	.25	.18	.28	.26	.30
Net realized and unrealized gain (loss) on investment transactions	(.03)	(.14)	.27	(.09)	.22	(.66)	.52

Net increase (decrease) in net asset value from operations	.09	.11	.52	.09	.50	(.40)	.82

Less: Dividends
Dividends from net investment income	(.12)	(.26)	(.26)	(.18)	(.29)	(.27)	(.31)

Net asset value, end of period	$ 9.75	$ 9.78	$ 9.93	$ 9.67	$ 9.76	$ 9.55	$ 10.22

Total Return
Total investment return based on net asset value(d)	.92%	1.10%	5.48%	.95%	5.32%	(3.97)%	8.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$191	$214	$282	$365	$466	$978	$1,997
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57%^	1.57%	1.57%	1.57%^	1.57%	1.57%	1.57%
Expenses, before waivers/reimbursements	1.75%^	1.76%	1.78%	1.73%^	1.71%	1.65%	1.68%
Net investment income(b)	2.43%^	2.53%	2.58%	2.70%^	2.94%	2.62%	3.02%
Portfolio turnover rate	5%	8%	14%	2%	16%	30%	14%

See	footnote summary on pages 155-156.

144 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB New Jersey Portfolio
	Class C
	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
		2017	2016		2014	2013	2012

Net asset value, beginning of period	$ 9.79	$ 9.93	$ 9.67	$ 9.77	$ 9.55	$ 10.23	$ 9.72

Income From Investment Operations
Net investment income(b)(c)	.12	.25	.25	.18	.28	.26	.30
Net realized and unrealized gain (loss) on investment transactions	(.04)	(.14)	.27	(.10)	.23	(.67)	.52

Net increase (decrease) in net asset value from operations	.08	.11	.52	.08	.51	(.41)	.82

Less: Dividends
Dividends from net investment income	(.12)	(.25)	(.26)	(.18)	(.29)	(.27)	(.31)

Net asset value, end of period	$ 9.75	$ 9.79	$ 9.93	$ 9.67	$ 9.77	$ 9.55	$ 10.23

Total Return
Total investment return based on net asset value(d)	.81%	1.15%	5.47%	.84%	5.41%	(4.07)%	8.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,471	$17,269	$30,094	$28,419	$29,694	$32,846	$37,604
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.57%^	1.57%	1.57%	1.57%^	1.57%	1.57%	1.57%
Expenses, before waivers/reimbursements	1.75%^	1.76%	1.74%	1.72%^	1.70%	1.65%	1.66%
Net investment income(b)	2.43%^	2.53%	2.58%	2.70%^	2.91%	2.64%	2.99%
Portfolio turnover rate	5%	8%	14%	2%	16%	30%	14%

See	footnote summary on pages 155-156.

abfunds.com	AB MUNICIPAL INCOME FUND II | 145

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class A
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.05	$ 10.20	$ 9.89	$ 9.93	$ 9.80	$ 10.58	$ 10.21

Income From Investment Operations
Net investment income(b)(c)	.14	.28	.29	.21	.34	.34	.37
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.15)	.32	(.03)	.14	(.72)	.38
Contributions from Adviser	– 0	–	.00	(g)	.00	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.04	.13	.61	.18	.48	(.38)	.75

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.28)	(.30)	(.22)	(.35)	(.35)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	– 0	–

Total dividends and distributions	(.14)	(.28)	(.30)	(.22)	(.35)	(.40)	(.38)

Net asset value, end of period	$ 9.95	$ 10.05	$ 10.20	$ 9.89	$ 9.93	$ 9.80	$ 10.58

Total Return
Total investment return based on net asset value(d)	.37%	1.29%	6.29%	1.76%	5.04%	(3.77)%	7.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,838	$83,417	$87,480	$86,775	$87,685	$103,466	$120,573
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.80	%^	.80%	.80%	.83	%^	.85%	.86%	.86%
Expenses, before waivers/reimbursements(e)	1.05	%^	1.03%	.99%	1.01	%^	1.02%	.96%	.97%
Net investment income(b)	2.76	%^	2.76%	2.90%	3.11	%^	3.50%	3.27%	3.55%
Portfolio turnover rate	3%	5%	13%	14%	17%	26%	27%

See	footnote summary on pages 155-156.

146 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class B
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.04	$ 10.18	$ 9.88	$ 9.92	$ 9.79	$ 10.57	$ 10.20

Income From Investment Operations
Net investment income(b)(c)	.10	.20	.22	.16	.28	.26	.30
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.14)	.31	(.03)	.14	(.71)	.38

Net increase (decrease) in net asset value from operations	– 0	–	.06	.53	.13	.42	(.45)	.68

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.20)	(.23)	(.17)	(.29)	(.28)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	– 0	–

Total dividends and distributions	(.10)	(.20)	(.23)	(.17)	(.29)	(.33)	(.31)

Net asset value, end of period	$ 9.94	$ 10.04	$ 10.18	$ 9.88	$ 9.92	$ 9.79	$ 10.57

Total Return
Total investment return based on net asset value(d)	0%	.65%	5.40%	1.28%	4.32%	(4.43)%	6.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26	$26	$52	$144	$209	$810	$1,833
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.55	%^	1.55%	1.55%	1.55	%^	1.55%	1.56%	1.55%
Expenses, before waivers/reimbursements(e)	1.84	%^	1.85%	1.75%	1.75	%^	1.72%	1.66%	1.70%
Net investment income(b)	2.02	%^	2.00%	2.18%	2.39	%^	2.85%	2.57%	2.90%
Portfolio turnover rate	3%	5%	13%	14%	17%	26%	27%

See	footnote summary on pages 155-156.

abfunds.com	AB MUNICIPAL INCOME FUND II | 147

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Ohio Portfolio
Class C
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.04	$ 10.19	$ 9.88	$ 9.92	$ 9.80	$ 10.58	$ 10.20

Income From Investment Operations
Net investment income(b)(c)	.10	.20	.22	.16	.27	.27	.30
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.15)	.32	(.03)	.14	(.73)	.39

Net increase (decrease) in net asset value from operations	– 0	–	.05	.54	.13	.41	(.46)	.69

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.20)	(.23)	(.17)	(.29)	(.27)	(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.05)	– 0	–

Total dividends and distributions	(.10)	(.20)	(.23)	(.17)	(.29)	(.32)	(.31)

Net asset value, end of period	$ 9.94	$ 10.04	$ 10.19	$ 9.88	$ 9.92	$ 9.80	$ 10.58

Total Return
Total investment return based on net asset value(d)	0%	.53%	5.50%	1.28%	4.21%	(4.44)%	6.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,720	$13,701	$27,045	$29,673	$31,409	$37,947	$43,943
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.55	%^	1.55%	1.55%	1.55	%^	1.55%	1.56%	1.56%
Expenses, before waivers/reimbursements(e)	1.80	%^	1.78%	1.74%	1.74	%^	1.72%	1.66%	1.67%
Net investment income(b)	2.01	%^	2.00%	2.15%	2.39	%^	2.81%	2.58%	2.86%
Portfolio turnover rate	3%	5%	13%	14%	17%	26%	27%

See	footnote summary on pages 155-156.

148 | AB MUNICIPAL INCOME FUND II	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class A
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.54	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95	$ 10.43

Income From Investment Operations
Net investment income(b)(c)	.15	.31	.32	.22	.34	.34	.37
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.16)	.28	(.01)	.35	(.75)	.53

Net increase (decrease) in net asset value from operations	.05	.15	.60	.21	.69	(.41)	.90

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.31)	(.32)	(.22)	(.34)	(.34)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.09)	(.01)

Total dividends and distributions	(.15)	(.31)	(.32)	(.22)	(.37)	(.43)	(.38)

Net asset value, end of period	$ 10.44	$ 10.54	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95

Total Return
Total investment return based on net asset value(d)	.50%	1.41%	5.83%	1.99%	6.93%	(3.82)%	8.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,735	$83,620	$74,734	$78,907	$82,402	$88,199	$105,045
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.85	% ^	.85%	.85%	.88	% ^	.90%	.92%	.95%
Expenses, before waivers/reimbursements	1.06	%^	1.05%	1.03%	1.04	%^	1.07%	1.01%	.99%
Net investment income(b)	2.88	%^	2.91%	3.02%	3.10	%^	3.29%	3.23%	3.44%
Portfolio turnover rate	14%	24%	11%	2%	25%	17%	20%

See	footnote summary on pages 155-156.

abfunds.com	AB MUNICIPAL INCOME FUND II | 149

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class B
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.54	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95	$ 10.43

Income From Investment Operations
Net investment income(b)(c)	.11	.23	.24	.17	.27	.27	.29
Net realized and unrealized gain (loss) on investment transactions	(.09)	(.16)	.28	(.01)	.34	(.75)	.53

Net increase (decrease) in net asset value from operations	.02	.07	.52	.16	.61	(.48)	.82

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.23)	(.24)	(.17)	(.26)	(.27)	(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.09)	(.01)

Total dividends and distributions	(.11)	(.23)	(.24)	(.17)	(.29)	(.36)	(.30)

Net asset value, end of period	$ 10.45	$ 10.54	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95

Total Return
Total investment return based on net asset value(d)	.22%	.65%	5.04%	1.50%	6.19%	(4.49)%	7.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46	$62	$74	$168	$340	$901	$1,699
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60	%^	1.60%	1.62%	1.65%
Expenses, before waivers/reimbursements	1.89	%^	1.79%	1.88%	1.79	%^	1.78%	1.72%	1.71%
Net investment income(b)	2.13	%^	2.15%	2.28%	2.38	%^	2.62%	2.51%	2.77%
Portfolio turnover rate	14%	24%	11%	2%	25%	17%	20%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Pennsylvania Portfolio
Class C
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 10.55	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95	$ 10.44

Income From Investment Operations
Net investment income(b)(c)	.11	.23	.24	.17	.26	.27	.29
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.15)	.28	(.01)	.35	(.75)	.52

Net increase (decrease) in net asset value from operations	.01	.08	.52	.16	.61	(.48)	.81

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.23)	(.24)	(.17)	(.26)	(.27)	(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	(.09)	(.01)

Total dividends and distributions	(.11)	(.23)	(.24)	(.17)	(.29)	(.36)	(.30)

Net asset value, end of period	$ 10.45	$ 10.55	$ 10.70	$ 10.42	$ 10.43	$ 10.11	$ 10.95

Total Return
Total investment return based on net asset value(d)	.12%	.74%	5.04%	1.49%	6.19%	(4.49)%	7.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,333	$11,237	$22,356	$21,635	$22,057	$23,789	$28,555
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.60	%^	1.60%	1.60%	1.60	%^	1.60%	1.62%	1.65%
Expenses, before waivers/reimbursements	1.81	%^	1.79%	1.78%	1.77	%^	1.77%	1.71%	1.69%
Net investment income(b)	2.13	%^	2.15%	2.27%	2.38	%^	2.59%	2.53%	2.74%
Portfolio turnover rate	14%	24%	11%	2%	25%	17%	20%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class A
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 11.19	$ 11.39	$ 11.11	$ 11.13	$ 10.70	$ 11.61	$ 11.12

Income From Investment Operations
Net investment income(b)(c)	.16	.32	.34	.23	.36	.34	.37
Net realized and unrealized gain (loss) on investment transactions	(.09)	(.18)	.29	(.01)	.44	(.81)	.56

Net increase (decrease) in net asset value from operations	.07	.14	.63	.22	.80	(.47)	.93

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.34)	(.35)	(.24)	(.37)	(.35)	(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.09)	(.06)

Total dividends and distributions	(.17)	(.34)	(.35)	(.24)	(.37)	(.44)	(.44)

Net asset value, end of period	$ 11.09	$ 11.19	$ 11.39	$ 11.11	$ 11.13	$ 10.70	$ 11.61

Total Return
Total investment return based on net asset value(d)	.58%	1.23%	5.77%	1.94%	7.60%	(4.21)%	8.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,248	$159,689	$189,953	$181,642	$173,381	$186,429	$228,317
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.80	%^	.80%	.80%	.80	%^	.80%	.77%	.72%
Expenses, before waivers/reimbursements	.88	%^	.88%	.87%	.90	%^	.92%	.88%	.89%
Net investment income(b)	2.86	%^	2.89%	3.02%	3.05	%^	3.29%	2.98%	3.28%
Portfolio turnover rate	9%	16%	7%	5%	8%	16%	23%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class B
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 11.17	$ 11.37	$ 11.09	$ 11.11	$ 10.68	$ 11.59	$ 11.10

Income From Investment Operations
Net investment income(b)(c)	.12	.24	.26	.17	.29	.26	.29
Net realized and unrealized gain (loss) on investment transactions	(.09)	(.19)	.29	(.01)	.43	(.81)	.56

Net increase (decrease) in net asset value from operations	.03	.05	.55	.16	.72	(.55)	.85

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.25)	(.27)	(.18)	(.29)	(.27)	(.30)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.09)	(.06)

Total dividends and distributions	(.12)	(.25)	(.27)	(.18)	(.29)	(.36)	(.36)

Net asset value, end of period	$ 11.08	$ 11.17	$ 11.37	$ 11.09	$ 11.11	$ 10.68	$ 11.59

Total Return
Total investment return based on net asset value(d)	.30%	.48%	4.99%	1.46%	6.87%	(4.88)%	7.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64	$111	$126	$340	$668	$1,267	$2,083
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.52	%^	1.50%	1.47%	1.42%
Expenses, before waivers/reimbursements	1.67	%^	1.64%	1.65%	1.63	%^	1.62%	1.59%	1.61%
Net investment income(b)	2.13	%^	2.15%	2.28%	2.34	%^	2.63%	2.28%	2.62%
Portfolio turnover rate	9%	16%	7%	5%	8%	16%	23%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

AB Virginia Portfolio
Class C
Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,	October 1, 2014 to May 31, 2015(a)	Year Ended September 30,
2017	2016	2014	2013	2012

Net asset value, beginning of period	$ 11.16	$ 11.36	$ 11.08	$ 11.10	$ 10.67	$ 11.59	$ 11.09

Income From Investment Operations
Net investment income(b)(c)	.12	.24	.25	.17	.28	.26	.29
Net realized and unrealized gain (loss) on investment transactions	(.10)	(.19)	.30	(.01)	.44	(.82)	.57

Net increase (decrease) in net asset value from operations	.02	.05	.55	.16	.72	(.56)	.86

Less: Dividends and Distributions
Dividends from net investment income	(.12)	(.25)	(.27)	(.18)	(.29)	(.27)	(.30)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.09)	(.06)

Total dividends and distributions	(.12)	(.25)	(.27)	(.18)	(.29)	(.36)	(.36)

Net asset value, end of period	$ 11.06	$ 11.16	$ 11.36	$ 11.08	$ 11.10	$ 10.67	$ 11.59

Total Return
Total investment return based on net asset value(d)	.21%	.48%	5.00%	1.46%	6.88%	(4.97)%	7.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,590	$41,823	$56,080	$54,359	$55,038	$59,194	$73,102
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.53	%^	1.50%	1.47%	1.42%
Expenses, before waivers/reimbursements	1.63	%^	1.63%	1.62%	1.63	%^	1.62%	1.59%	1.59%
Net investment income(b)	2.12	%^	2.15%	2.28%	2.34	%^	2.60%	2.29%	2.59%
Portfolio turnover rate	9%	16%	7%	5%	8%	16%	23%

See	footnote summary on pages 155-156.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	AB Virginia Portfolio
	Advisor Class
	Six Months Ended November 30, 2017 (unaudited)	July 25, 2016(f) to May 31, 2017

Net asset value, beginning of period	$ 11.19	$ 11.49

Income From Investment Operations
Net investment income(b)(c)	.17	.30
Net realized and unrealized gain (loss) on investment transactions	(.08)	(.29)

Net increase in net asset value from operations	.09	.01

Less: Dividends
Dividends from net investment income	(.18)	(.31)

Net asset value, end of period	$ 11.10	$ 11.19

Total Return
Total investment return based on net asset value(d)	.80%	.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,803	$28,278
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.55%	.55%
Expenses, before waivers/reimbursements^	.63%	.66%
Net investment income(b)^	3.11%	3.24%
Portfolio turnover rate	9%	16%

(a)	The Portfolio changed its fiscal year end from September 30 to May 31.

(b)	Net of fees waived and expenses reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,		October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
		2017	2016			2014	2013	2012

AB Arizona Portfolio
Class A
Net of waivers	.78%	.78%	.78%	.78	%^	.78%	.78%	.78%
Before waivers	.97%	.97%	.96%	.97	%^	.98%	.92%	.94%
Class B
Net of waivers	1.53%	1.53%	1.53%	1.50	%^	1.48%	1.48%	1.48%
Before waivers	1.73%	1.73%	1.71%	1.70	%^	1.68%	1.63%	1.66%
Class C
Net of waivers	1.53%	1.53%	1.53%	1.50	%^	1.48%	1.48%	1.48%
Before waivers	1.72%	1.72%	1.71%	1.70	%^	1.68%	1.63%	1.64%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended November 30, 2017 (unaudited)		Year Ended May 31,		October 1, 2014 to May 31, 2015(a)		Year Ended September 30,
			2017	2016			2014	2013	2012

AB Minnesota Portfolio
Class A
Net of waivers	.85	%^	.85%	.85%	.88	%^	.90%	.90%	.90%
Before waivers	1.12	%^	1.11%	1.08%	1.08	%^	1.09%	1.02%	1.02%
Class B
Net of waivers	1.60	%^	1.60%	1.60%	1.60	%^	1.60%	1.60%	1.60%
Before waivers	1.96	%^	1.92%	1.84%	1.82	%^	1.81%	1.73%	1.94%
Class C
Net of waivers	1.60	%^	1.60%	1.60%	1.60	%^	1.60%	1.60%	1.60%
Before waivers	1.88	%^	1.85%	1.83%	1.81	%^	1.79%	1.72%	1.72%

AB Ohio Portfolio
Class A
Net of waivers	.80	%^	.80%	.80%	.83	%^	.85%	.85%	.85%
Before waivers	1.05	%^	1.03%	.99%	1.01	%^	1.01%	.96%	.96%
Class B
Net of waivers	1.55	%^	1.55%	1.55%	1.55	%^	1.55%	1.55%	1.55%
Before waivers	1.84	%^	1.85%	1.75%	1.75	%^	1.72%	1.66%	1.69%
Class C
Net of waivers	1.55	%^	1.55%	1.55%	1.55	%^	1.55%	1.55%	1.55%
Before waivers	1.80	%^	1.78%	1.74%	1.74	%^	1.72%	1.66%	1.66%

(f)	Commencement of distributions.

(g)	Amount is less than $.005.

^	Annualized.

See notes to financial statements.

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BOARD OF TRUSTEES

Marshall C. Turner, Jr.(1) , Chairman

Michael J. Downey(1)

William H. Foulk, Jr.(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Robert (“Guy”) B. Davidson III(2), Senior Vice President

Fred S. Cohen(2), Vice President

Terrance T. Hults(2), Vice President

Matthew J. Norton(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Portfolios’ portfolios are made by the Municipal Bond Investment Team. Fred S. Cohen, Robert “Guy” B. Davidson III, Terrance T. Hults and Matthew J. Norton are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested trustees (the “directors”) of AB Municipal Income Fund II (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on October 31-November 2, 2017 (the “Meeting”):

•	AB Arizona Portfolio

•	AB Massachusetts Portfolio

•	AB Minnesota Portfolio

•	AB New Jersey Portfolio

•	AB Ohio Portfolio

•	AB Pennsylvania Portfolio

•	AB Virginia Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed continuances in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of

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the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all

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revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style to any of the Funds.

The directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that the expense ratios for AB Arizona Portfolio, AB Massachusetts Portfolio, AB New Jersey Portfolio, AB Ohio Portfolio and AB Virginia Portfolio were acceptable. The directors noted that the expense ratio for each of AB Minnesota Portfolio and AB Pennsylvania Portfolio was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy; prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund.

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AB MUNICIPAL INCOME FUND II

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MIFII-0152-1117

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 26, 2018